UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.3%

	CORPORATE BONDS – 49.9%

	Aerospace & Defense – 0.4%

$525	Rockwell Collins Inc.	3.500%	3/15/27	BBB	$498,598

	Airlines – 0.3%

348	American Airlines Inc., Pass Through Trust 2016-1A	3.575%	1/15/28	AA+	338,979

	Auto Components – 0.3%

355	Lear Corporation	5.375%	3/15/24	BBB–	364,932

	Automobiles – 1.3%

885	BMW US Capital LLC, 144A	3.450%	4/12/23	A+	876,879

750	General Motors Corporation	4.000%	4/01/25	BBB	718,915
1,635	Total Automobiles				1,595,794

	Banks – 8.0%

157	Bank of America Corporation	4.000%	4/01/24	A+	158,360

490	Bank of America Corporation	3.875%	8/01/25	A+	486,831

1,000	Bank of America Corporation	4.450%	3/03/26	A	1,000,681

140	Bank of America Corporation	3.419%	12/20/28	A+	131,317

460	Barclays Bank PLC	3.650%	3/16/25	A	431,976

525	BNP Paribas SA, 144A	4.375%	5/12/26	A	511,003

645	Citigroup Inc.	4.500%	1/14/22	A	663,118

650	Citigroup Inc.	3.300%	4/27/25	A	624,054

365	Citigroup Inc.	4.300%	11/20/26	A–	359,633

807	Fifth Third Bancorp.	3.500%	3/15/22	A–	804,517

360	Huntington Bancshares Inc./OH	4.000%	5/15/25	A–	359,483

400	ING Groep NV	3.950%	3/29/27	A+	383,730

505	JPMorgan Chase & Company	3.200%	1/25/23	AA–	497,640

695	JPMorgan Chase & Company	3.875%	9/10/24	A+	688,149

700	JPMorgan Chase & Company	4.260%	2/22/48	AA–	675,337

810	Santander UK PLC	2.125%	11/03/20	Aa3	788,057

570	SunTrust Banks Inc.	2.450%	8/01/22	A–	547,324

1,125	Wells Fargo & Company	3.550%	9/29/25	A+	1,095,884
10,404	Total Banks				10,207,094

	Beverages – 1.4%

1,395	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	1,353,638

420	Dr. Pepper Snapple Group Inc.	2.550%	9/15/26	BBB	366,834
1,815	Total Beverages				1,720,472

Nuveen Core Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Biotechnology – 1.3%

$500	Baxalta, Inc.	4.000%	6/23/25	BBB–	$494,496

630	Biogen Inc.	3.625%	9/15/22	A–	631,352

595	Celgene Corporation	3.625%	5/15/24	BBB+	586,582
1,725	Total Biotechnology				1,712,430

	Capital Markets – 5.6%

665	Charles Schwab Corporation	3.000%	3/10/25	A	636,366

1,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,361,559

800	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	961,206

730	Lazard Group LLC	3.625%	3/01/27	A–	680,489

1,740	Morgan Stanley	4.000%	7/23/25	A	1,733,388

685	Morgan Stanley	3.950%	4/23/27	A–	657,078

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,086,456
7,005	Total Capital Markets				7,116,542

	Chemicals – 0.8%

500	Agrium Inc.	3.375%	3/15/25	BBB	472,556

550	LYB International Finance BV	4.000%	7/15/23	BBB+	550,366
1,050	Total Chemicals				1,022,922

	Commercial Services & Supplies – 0.3%

430	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	428,728

	Consumer Finance – 0.9%

710	American Express Company	2.650%	12/02/22	A	683,539

490	Capital One Financial Corporation	3.750%	3/09/27	A–	462,267
1,200	Total Consumer Finance				1,145,806

	Containers & Packaging – 0.4%

480	Packaging Corporation of America	3.650%	9/15/24	BBB	472,303

	Diversified Financial Services – 2.6%

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	954,687

995	Cooperatieve Rabobank UA	3.875%	2/08/22	Aa3	1,002,730

545	Discover Financial Services	5.200%	4/27/22	BBB+	564,047

365	Jefferies Group Inc.	4.850%	1/15/27	BBB	358,767

500	Voya Financial Inc.	3.650%	6/15/26	BBB	476,139
3,395	Total Diversified Financial Services				3,356,370

	Diversified Telecommunication Services – 2.0%

360	AT&T, Inc.	3.800%	3/15/22	A–	361,313

715	AT&T, Inc.	3.400%	5/15/25	A–	680,415

365	AT&T, Inc.	4.750%	5/15/46	A–	332,961

525	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	504,365

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$750	Verizon Communications	4.125%	8/15/46	A–	$671,167
2,715	Total Diversified Telecommunication Services				2,550,221

	Energy Equipment & Services – 0.6%

590	HSBC Holdings PLC	6.800%	6/01/38	A+	723,357

	Entertainment – 0.8%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	615,915

520	Viacom Inc.	4.375%	3/15/43	BBB	453,123
1,125	Total Entertainment				1,069,038

	Equity Real Estate Investment Trusts – 0.8%

635	American Tower Company	5.000%	2/15/24	BBB	664,053

380	Crown Castle International Corporation	3.700%	6/15/26	BBB–	362,963
1,015	Total Equity Real Estate Investment Trusts				1,027,016

	Food & Staples Retailing – 1.0%

730	Sysco Corporation	3.750%	10/01/25	A3	720,137

515	Walgreen Company	3.100%	9/15/22	BBB	503,129
1,245	Total Food & Staples Retailing				1,223,266

	Food Products – 0.7%

500	Bunge Limited Finance Company	3.250%	8/15/26	BBB	452,230

525	Kraft Heinz Foods Co	3.000%	6/01/26	BBB	478,983
1,025	Total Food Products				931,213

	Health Care Providers & Services – 2.1%

630	Anthem Inc.	3.125%	5/15/22	A	619,986

930	CVS Health Corporation.	3.875%	7/20/25	Baa1	915,927

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,196,163
2,775	Total Health Care Providers & Services				2,732,076

	Hotels, Restaurants & Leisure – 0.8%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,000,385

	Household Durables – 0.4%

545	Newell Brands Inc.	4.200%	4/01/26	BBB–	518,125

	Industrial Conglomerates – 0.5%

635	GE Capital International Funding CO	4.418%	11/15/35	A2	595,164

	Insurance – 4.0%

131	AFLAC Insurance	6.450%	8/15/40	A–	159,242

620	American International Group, Inc.	3.750%	7/10/25	BBB+	603,689

375	CNA Financial Corporation	3.450%	8/15/27	BBB+	347,051

750	Lincoln National Corporation	4.000%	9/01/23	A–	758,295

600	MetLife Inc.	3.000%	3/01/25	A–	574,188

Nuveen Core Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$940	Prudential Financial Inc.	3.500%	5/15/24	A	$939,602

525	Swiss Re Treasury US Corp, 144A	4.250%	12/06/42	AA–	510,152

465	Symetra Financial Corporation	4.250%	7/15/24	Baa1	457,677

435	Unum Group	4.000%	3/15/24	BBB	429,476

365	Willis North America Inc.	3.600%	5/15/24	BBB	354,585
5,206	Total Insurance				5,133,957

	Internet and Direct Marketing Retail – 0.4%

560	Amazon.com Incorporated	3.800%	12/05/24	AA–	571,068

	Internet Software & Services – 0.5%

655	eBay Inc.	3.800%	3/09/22	BBB+	659,700

	IT Services – 0.7%

955	Visa Inc.	3.150%	12/14/25	A+	925,605

	Machinery – 1.4%

375	CNH Industrial NV	3.850%	11/15/27	BBB	354,626

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	810,547

640	John Deere Capital Corporation	2.650%	6/24/24	A	608,268
1,845	Total Machinery				1,773,441

	Media – 1.9%

385	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	BBB–	368,082

435	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	403,873

660	Discovery Communications Inc.	3.800%	3/13/24	BBB–	647,168

885	NBCUniversal Media LLC	6.400%	4/30/40	A–	1,061,706
2,365	Total Media				2,480,829

	Metals & Mining – 0.4%

495	Nucor Corporation	4.000%	8/01/23	A–	504,621

	Multi-Utilities – 0.3%

415	Sempra Energy	3.400%	2/01/28	BBB+	388,225

	Oil, Gas & Consumable Fuels – 2.5%

335	BP Capital Markets PLC	2.520%	9/19/22	A1	323,623

565	Chevron Corporation.	2.355%	12/05/22	Aa2	544,431

550	EOG Resources Inc.	4.100%	2/01/21	A–	559,138

340	Occidental Petroleum Corp	3.400%	4/15/26	A	332,271

270	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	291,487

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB+	609,564

540	Valero Energy Corporation	3.400%	9/15/26	BBB	512,475
3,190	Total Oil, Gas & Consumable Fuels				3,172,989

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.8%

$995	Merck & Company Inc.	2.750%	2/10/25	AA	$956,638

	Road & Rail – 0.7%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A+	888,814

	Semiconductors & Semiconductor Equipment – 1.1%

740	Applied Materials Inc.	4.300%	6/15/21	A–	760,828

630	Intel Corporation	3.150%	5/11/27	A+	609,075
1,370	Total Semiconductors & Semiconductor Equipment				1,369,903

	Specialty Retail – 0.7%

520	Home Depot, Inc.	2.625%	6/01/22	A	508,962

455	Lowes Companies, Inc.	3.100%	5/03/27	A–	433,968
975	Total Specialty Retail				942,930

	Tobacco – 0.4%

520	Reynolds American Inc.	3.250%	11/01/22	BBB+	507,868

	Wireless Telecommunication Services – 0.8%

510	Rogers Communications Inc.	3.625%	12/15/25	BBB+	497,979

475	Vodafone Group PLC	4.375%	5/30/28	BBB+	467,729
985	Total Wireless Telecommunication Services				965,708
$64,488	Total Corporate Bonds (cost $64,668,508)				63,593,127

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.5%

$700	American Credit Acceptance Receivables Trust 2016-1A, 144A	5.550%	6/13/22	AA	$711,066

854	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	855,366

500	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	A2	518,495

600	AmeriCold LLC Trust, Series 2010, 144A	6.031%	1/17/29	AA+	623,708

495	Avid Automobile Receivables Trust 2018-1, 144A	2.840%	8/15/23	A	492,251

260	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.507%	9/17/48	A–	261,166

165	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	138,058

650	BX TRUST BX 2018-MCSF A, 144A, (1-Month LIBOR reference rate + 0.577% spread), (3)	2.735%	4/16/35	AAA	647,565

360	CarNow Auto Receivables Trust 2017-1A, 144A	2.920%	9/15/22	A	358,316

725	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.158%	4/15/36	AAA	726,801

625	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.642%	10/10/48	A–	603,921

67	Conns Receivables Funding Trust II, Series 2017-B, 144A	2.730%	7/15/20	BBB	66,943

436	Countrywide Asset-Backed Securities Inc. , Asset-Backed Certificates Series 2003-BC3, (1-Month LIBOR reference rate + 0.620% spread), (3)	2.836%	9/25/33	A	426,870

Nuveen Core Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$584	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250%), (3)	3.585%	7/25/47	BBB+	$585,683

1,833	Fannie Mae Mortgage Pool FG G08687	4.000%	6/01/47	N/R	1,856,887

492	Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	N/R	523,293

784	Fannie Mae Mortgage Pool FN 890310	5.000%	8/01/37	N/R	832,474

946	Fannie Mae Mortgage Pool FN 960605	4.500%	2/01/40	N/R	985,501

1,264	Fannie Mae Mortgage Pool FN AB2085	4.500%	8/01/40	N/R	1,315,855

946	Fannie Mae Mortgage Pool FN AB9659	4.500%	12/01/40	N/R	985,000

1,498	Fannie Mae Mortgage Pool FN AD1593	4.000%	1/01/41	N/R	1,524,485

584	Fannie Mae Mortgage Pool FN AE0217	4.000%	2/01/41	N/R	594,507

1,554	Fannie Mae Mortgage Pool FN AE0981	4.000%	2/01/41	N/R	1,580,928

1,247	Fannie Mae Mortgage Pool FN AH3804	3.500%	3/01/41	N/R	1,236,623

1,385	Fannie Mae Mortgage Pool FN AH5575	4.500%	4/01/41	N/R	1,441,696

1,248	Fannie Mae Mortgage Pool FN AH8954	4.000%	4/01/41	N/R	1,269,253

719	Fannie Mae Mortgage Pool FN AL0160	4.500%	5/01/41	N/R	748,007

1,120	Fannie Mae Mortgage Pool FN AL0215	4.000%	4/01/42	N/R	1,139,769

2,270	Fannie Mae Mortgage Pool FN AS6398	3.000%	6/01/43	N/R	2,190,947

1,031	Fannie Mae Mortgage Pool FN AU3353	3.000%	8/01/43	N/R	995,156

1,267	Fannie Mae Mortgage Pool FN BC0830	3.500%	12/01/45	N/R	1,252,705

438	Fannie Mae Mortgage Pool FN BE3671	3.500%	1/01/46	N/R	431,922

1,269	Fannie Mae Mortgage Pool FN BM3257	3.500%	11/01/32	N/R	1,275,997

1,491	Fannie Mae Mortgage Pool FN MA1028	4.000%	8/01/47	N/R	1,506,073

1,290	Fannie Mae Mortgage Pool FNCL 4 10/18, (WI/DD)	4.000%	TBA	N/R	1,302,565

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-89 K	6.500%	7/25/20	N/R	969

2	Federal Home Loan Mortgage Corporation, REMIC FHR 1167 E	7.500%	11/15/21	N/R	1,636

3	Federal Home Loan Mortgage Corporation, REMIC FHR 1286 A	6.000%	5/15/22	N/R	2,818

468	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	460,259

509	Focus Brands Funding LLC, Asset Backed Security FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	515,525

495	Freddie Mac Gold Pool FG G05852	5.500%	3/01/39	Aaa	531,517

1,239	Freddie Mac Gold Pool FG Q54702	3.500%	3/01/48	Aaa	1,219,639

633	Freddie Mac Structured Agency Credit Risk Debt Notes STACR 2018-SPI2 M1, 144A	3.820%	5/25/48	BBB–	632,913

670	Ginnie Mae Mortgage Pool G2 MA2521	3.500%	1/20/45	Aaa	668,057

258	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	256,976

1,892	Government National Mortgage Association Pool GN AA5391	3.500%	6/15/42	Aaa	1,891,144

780	GS Mortgage Securities Corp Trust 2018-CHILL, 144A, (1-Month LIBOR reference rate + 0.750% spread), (3)	2.908%	2/17/37	Aaa	780,003

1,024	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.858%	3/19/37	Aaa	1,021,423

561	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.058%	6/18/37	Aaa	561,293

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$694	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.158%	7/17/37	Aaa	$698,548

338	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.008%	12/19/36	Aaa	338,950

690	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.735%	1/07/31	AAA	695,492

495	Jimmy Johns Funding LLC, 144A	4.846%	7/30/47	BBB	493,901

613	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AAA	609,197

802	JP Morgan Mortgage Trust, Series 2016-A5, 144A	3.500%	5/25/46	Aaa	791,137

568	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	564,976

583	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	621,512

750	New Residential Advance Receivable Trust, Series 2016-T3, 144A	2.833%	10/16/51	AAA	729,416

775	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	767,052

521	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-3A, 144A	4.000%	4/25/57	AA+	522,967

483	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	484,706

501	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AA+	502,184

635	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, 144A	3.598%	8/15/50	AAA	633,571

565	OneMain Financial Issuance Trust, Series 2015-2A, 144A	3.100%	7/18/25	AA+	565,041

550	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.262%	9/05/48	BBB–	548,872

401	Sofi Professional Loan Program 2016-A LLC, 144A	2.760%	12/26/36	Aaa	394,321

237	Sofi Professional Loan Program 2016-E LLC, 144A	1.630%	1/25/36	Aaa	235,955

615	Sofi Professional Loan Program 2017-B LLC, 144A	2.740%	5/25/40	AAA	603,849

535	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/19/34	Aaa	513,466

484	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/01/20	Aaa	484,144

1,138	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	1,146,018

623	Wendys Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	622,983
$53,828	Total Asset-Backed and Mortgage-Backed Securities (cost $54,415,911)				54,118,282

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 5.9%

$620	U.S. Treasury Bonds	2.875%	11/15/46	Aaa	$582,849

1,655	U.S. Treasury Bonds	2.750%	8/15/47	Aaa	1,514,907

1,925	U.S. Treasury Bonds	2.750%	11/15/47	Aaa	1,761,149

2,390	U.S. Treasury Bonds	3.000%	2/15/48	Aaa	2,299,068

1,390	U.S. Treasury Bonds	3.125%	5/15/48	Aaa	1,370,833
$7,980	Total U.S. Government and Agency Obligations (cost $7,813,288)				7,528,806

Nuveen Core Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$700	Wachovia Capital Trust III, (5)	5.570%	N/A (4)	Baa2	$693,350
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $622,342)				693,350

Principal Amount (000)	Description (1)	Optional Call Provisions (6)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.5%

	Alabama – 0.5%

$590	Alabama Economic Settlement Authority, BP Settlement Revenue Bonds, Taxable Series 2016B, 3.163%, 9/15/25	No Opt. Call		A1	$579,538
$590	Total Municipal Bonds (cost $583,315)				579,538
	Total Long-Term Investments (cost $128,103,364)				126,513,103

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Markets Funds – 0.6%

779,925	First American Treasury Obligations Fund, Class Z	1.958% (7)			$779,925
	Total Short-Term Investments (cost $779,925)				779,925
	Total Investments (cost $128,883,289) – 99.9%				127,293,028
	Other Assets Less Liabilities – 0.1% (8)				128,394
	Net Assets – 100%				$127,421,422

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(73)	12/18	$(15,419,045)	$(15,383,609)	$35,436	$(3,422)
U.S. Treasury 5-Year Note	Short	(58)	12/18	(6,554,701)	(6,523,641)	31,060	(4,986)
U.S. Treasury 10-Year Note	Long	14	12/18	1,662,754	1,662,938	184	438
U.S. Treasury Long Bond	Long	3	12/18	432,476	421,500	(10,976)	(469)
U.S. Treasury Ultra 10-Year Note	Short	(49)	12/18	(6,245,156)	(6,174,000)	71,156	—
U.S. Treasury Ultra Bond	Long	37	12/18	5,910,192	5,708,406	(201,786)	(12,179)
Total				$(20,213,480)	$(20,288,406)	$(74,926)	$(21,158)
*	The aggregate notional amount of long and short positions is $8,005,422 and $(28,218,902), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$63,593,127	$—	$63,593,127
Asset-Backed and Mortgage-Backed Securities	—	54,118,282	—	54,118,282
U.S Government and Agency Obligations	—	7,528,806	—	7,528,806
$1,000 Par (or similar) Institutional Preferred	—	693,350	—	693,350
Municipal Bonds	—	579,538	—	579,538
Short-Term Investments:
Money Market Funds	779,925	—	—	779,925
Investments in Derivatives:
Futures Contracts*	(74,926)	—	—	(74,926)
Total	$704,999	$126,513,103	$—	$127,218,102
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$128,954,781
Gross unrealized:
Appreciation	$706,259
Depreciation	(2,368,012)
Net unrealized appreciation (depreciation) of investments	$(1,661,753)

Tax cost of futures contracts	$(74,926)
Net unrealized appreciation (depreciation) on futures contracts	—

Nuveen Core Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Step-up coupon bond, a bond with a coupon that increases (“step up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(6)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

TBA	To be announced. Maturity date not known prior to the settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Core Plus Bond Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 43.5%

	Aerospace & Defense – 1.3%

$1,530	Airbus SE, 144A	3.150%	4/10/27	A+	$1,458,745

1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	1,269,817

1,625	Rockwell Collins Inc.	3.500%	3/15/27	BBB	1,543,280
4,450	Total Aerospace & Defense				4,271,842

	Air Freight & Logistics – 0.3%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,054,786

	Airlines – 1.2%

1,180	American Airlines Inc., Pass Through Trust 2016-1A	3.575%	1/15/28	AA+	1,149,005

1,265	British Airways 2018-1 Class AA Pass Through Trust, 144A	3.800%	9/20/31	Aa2	1,265,000

1,362	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	1,411,243
3,807	Total Airlines				3,825,248

	Automobiles – 0.6%

1,000	BMW US Capital LLC, 144A	3.100%	4/12/21	A+	993,415

1,015	BMW US Capital LLC, 144A	3.450%	4/12/23	A+	1,005,686
2,015	Total Automobiles				1,999,101

	Banks – 7.4%

1,105	Banco Santander SA	3.800%	2/23/28	A–	1,003,446

792	Bank of America Corporation	4.000%	4/01/24	A+	798,862

2,250	Bank of America Corporation	4.250%	10/22/26	A	2,223,167

1,422	Bank of America Corporation	3.419%	12/20/28	A+	1,333,807

1,815	Barclays Bank PLC	3.650%	3/16/25	A	1,704,427

1,720	BNP Paribas SA, 144A	4.375%	5/12/26	A	1,674,144

795	Citigroup Inc.	4.500%	1/14/22	A	817,331

1,000	Citigroup Inc.	3.750%	6/16/24	A	991,883

795	Citigroup Inc.	3.200%	10/21/26	A	742,107

2,000	Citigroup Inc.	4.300%	11/20/26	A–	1,970,593

990	Huntington Bancshares Inc./OH	4.000%	5/15/25	A–	988,578

1,000	ING Groep NV	3.950%	3/29/27	A+	959,326

1,330	JPMorgan Chase & Company	4.500%	1/24/22	AA–	1,371,543

465	JPMorgan Chase & Company	3.200%	1/25/23	AA–	458,223

660	JPMorgan Chase & Company	3.900%	7/15/25	AA–	659,476

1,250	JPMorgan Chase & Company	4.260%	2/22/48	AA–	1,205,958

1,175	Lloyds Banking Group PLC	4.450%	5/08/25	A+	1,175,943

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,135	PNC Financial Services Inc.	3.150%	5/19/27	A+	$1,073,331

1,445	SunTrust Banks Inc.	2.450%	8/01/22	A–	1,387,513

1,680	Wells Fargo & Company	4.600%	4/01/21	A+	1,727,483
24,824	Total Banks				24,267,141

	Beverages – 1.1%

1,600	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	1,552,560

1,085	Dr. Pepper Snapple Group Inc., 144A	4.417%	5/25/25	BBB	1,089,264

1,085	Heineken NV, 144A	3.500%	1/29/28	BBB+	1,035,491
3,770	Total Beverages				3,677,315

	Building Products – 0.6%

425	American Woodmark Corp, 144A	4.875%	3/15/26	BB	406,141

1,385	Owens Corning Incorporated	4.200%	12/15/22	BBB	1,387,838
1,810	Total Building Products				1,793,979

	Capital Markets – 5.2%

2,225	Charles Schwab Corporation.	2.650%	1/25/23	A	2,152,615

1,665	Deutsche Bank AG	4.875%	12/01/32	BBB	1,479,436

660	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	690,943

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,191,154

1,250	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	1,253,179

1,745	Lazard Group LLC	3.625%	3/01/27	A–	1,626,650

3,250	Morgan Stanley	5.500%	7/28/21	A	3,420,820

2,010	Morgan Stanley	3.950%	4/23/27	A–	1,928,068

1,140	Northern Trust Company	3.950%	10/30/25	A+	1,157,436
16,945	Total Capital Markets				16,900,301

	Chemicals – 0.9%

1,260	Agrium Inc.	3.375%	3/15/25	BBB	1,190,842

450	Chemours Co	5.375%	5/15/27	BB–	434,250

1,425	LYB International Finance BV	4.000%	7/15/23	BBB+	1,425,949
3,135	Total Chemicals				3,051,041

	Commercial Services & Supplies – 0.2%

710	Brinks Company, 144A	4.625%	10/15/27	BB+	654,975

	Consumer Finance – 0.5%

1,450	Capital One Financial Corporation.	3.750%	3/09/27	A–	1,367,933

350	Navient Corp	6.750%	6/15/26	BB	346,500
1,800	Total Consumer Finance				1,714,433

	Containers & Packaging – 0.4%

840	International Paper Company	8.700%	6/15/38	BBB	1,160,761

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.0%

$935	Jefferies Group Inc.	4.850%	1/15/27	BBB	$919,033

555	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	515,456

1,880	Rabobank Nederland	3.950%	11/09/22	A	1,867,793
3,370	Total Diversified Financial Services				3,302,282

	Diversified Telecommunication Services – 1.7%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,278,278

830	Qwest Corporation	6.750%	12/01/21	BBB–	885,744

1,275	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	1,224,886

800	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	Ba3	752,046

610	Verizon Communications	4.125%	8/15/46	A–	545,883
5,785	Total Diversified Telecommunication Services				5,686,837

	Electrical Equipment – 0.2%

710	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	717,100

	Energy Equipment & Services – 1.0%

750	Ensco PLC, (3)	5.200%	3/15/25	B	652,500

1,080	HSBC Holdings PLC	4.375%	11/23/26	A+	1,060,944

1,070	Nabors Industries Inc.	5.500%	1/15/23	BB	1,050,899

360	Oceaneering International Inc.	6.000%	2/01/28	BBB–	360,350
3,260	Total Energy Equipment & Services				3,124,693

	Equity Real Estate Investment Trusts – 0.9%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,474,511

785	Crown Castle International Corporation	3.700%	6/15/26	BBB–	749,806

870	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	870,374
3,065	Total Equity Real Estate Investment Trusts				3,094,691

	Food & Staples Retailing – 0.4%

1,225	Sysco Corporation	3.300%	7/15/26	A3	1,170,175

	Food Products – 1.2%

1,200	Bunge Limited Finance Company	3.250%	8/15/26	BBB	1,085,351

1,045	Kraft Heinz Foods Company	4.375%	6/01/46	BBB	921,468

1,045	Smithfield Foods Inc., 144A	4.250%	2/01/27	BBB	982,312

1,025	Tyson Foods	3.950%	8/15/24	BBB	1,024,411
4,315	Total Food Products				4,013,542

	Health Care Providers & Services – 1.2%

695	Centene Escrow I Corp, 144A	5.375%	6/01/26	BB+	712,375

1,745	CVS Health Corp	4.300%	3/25/28	Baa1	1,727,779

400	HCA Inc.	5.500%	6/15/47	BBB–	405,500

1,150	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	1,228,835
3,990	Total Health Care Providers & Services				4,074,489

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 0.5%

$345	1011778 B.C. Unlimited Liability Company/New Red Finance Inc., 144A	5.000%	10/15/25	B–	$330,341

525	Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	521,719

715	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	687,144
1,585	Total Hotels, Restaurants & Leisure				1,539,204

	Household Durables – 0.3%

875	Harman International Industries Inc.	4.150%	5/15/25	BBB+	861,750

	Industrial Conglomerates – 1.0%

1,700	GE Capital International Funding CO	4.418%	11/15/35	A2	1,593,353

1,550	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	1,505,201
3,250	Total Industrial Conglomerates				3,098,554

	Insurance – 2.7%

385	AFLAC Insurance	6.450%	8/15/40	A–	468,000

975	CNA Financial Corporation	3.450%	8/15/27	BBB+	902,332

585	Genworth Holdings Inc.	4.800%	2/15/24	B	500,175

1,530	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,584,402

1,215	Lincoln National Corporation	4.000%	9/01/23	A–	1,228,438

1,000	Symetra Financial Corporation	4.250%	7/15/24	Baa1	984,252

1,020	Unum Group	4.000%	3/15/24	BBB	1,007,047

850	Willis North America, Inc.	3.600%	5/15/24	BBB	825,747

1,440	XLIT Limited	4.450%	3/31/25	Baa1	1,426,029
9,000	Total Insurance				8,926,422

	Internet Software & Services – 0.4%

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,379,830

	Machinery – 1.3%

1,525	CNH Industrial NV	3.850%	11/15/27	BBB	1,442,147

1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	1,216,843

1,590	John Deere Capital Corporation	2.650%	6/24/24	A	1,511,166
4,235	Total Machinery				4,170,156

	Media – 1.0%

685	Comcast Corporation	6.400%	5/15/38	A–	810,050

540	NBCUniversal Media LLC	6.400%	4/30/40	A–	647,821

715	SES SA, 144A	3.600%	4/04/23	BBB	693,979

1,290	Warner Media LLC	3.875%	1/15/26	A–	1,251,151
3,230	Total Media				3,403,001

	Metals & Mining – 0.3%

530	Glencore Funding LLC, 144A	4.000%	3/27/27	BBB+	497,242

465	United States Steel Corp	6.250%	3/15/26	BB–	460,931
995	Total Metals & Mining				958,173

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.3%

$1,055	Sempra Energy	3.400%	2/01/28	BBB+	$986,932

	Oil, Gas & Consumable Fuels – 3.4%

1,110	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	A–	1,076,912

1,087	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,314,412

850	BP Capital Markets PLC	2.520%	9/19/22	A1	821,132

1,105	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	1,090,798

1,200	Harvest Operations Corp, 144A	4.200%	6/01/23	AA	1,216,080

630	Petro Canada	6.800%	5/15/38	A–	802,198

750	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	726,900

645	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	696,330

495	Targa Resources Inc.	4.250%	11/15/23	BB–	483,244

875	Western Gas Partners LP	4.500%	3/01/28	BBB–	838,896

1,380	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	1,328,730

695	WPX Energy Inc.	5.750%	6/01/26	BB–	703,688
10,822	Total Oil, Gas & Consumable Fuels				11,099,320

	Paper & Forest Products – 0.3%

975	Domtar Corporation	6.750%	2/15/44	BBB–	1,016,996

	Personal Products – 0.2%

520	Coty Inc., 144A, (3)	6.500%	4/15/26	BB	484,575

	Pharmaceuticals – 0.4%

770	Endo Finance LLC, 144A	5.375%	1/31/23	B3	677,600

690	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	727,440
1,460	Total Pharmaceuticals				1,405,040

	Road & Rail – 0.3%

440	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	434,500

700	Union Pacific Corp	4.500%	9/10/48	A–	711,256
1,140	Total Road & Rail				1,145,756

	Semiconductors & Semiconductor Equipment – 0.7%

1,255	Intel Corporation	3.150%	5/11/27	A+	1,213,316

1,105	Texas Instruments Incorporated	2.900%	11/03/27	A+	1,039,245
2,360	Total Semiconductors & Semiconductor Equipment				2,252,561

	Software – 0.5%

410	CDK Global Inc.	5.875%	6/15/26	BB+	423,481

1,165	Microsoft Corporation	3.300%	2/06/27	AAA	1,143,781
1,575	Total Software				1,567,262

	Specialty Retail – 1.4%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	996,439

1,380	Bed Bath and Beyond Incorporated	5.165%	8/01/44	Baa2	979,222

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail (continued)

$1,145	Lowes Companies, Inc.	3.100%	5/03/27	A–	$1,092,072

1,515	O’Reilly Automotive Inc.	4.875%	1/14/21	Baa1	1,561,038
5,045	Total Specialty Retail				4,628,771

	Technology Hardware, Storage & Peripherals – 0.3%

1,000	Apple Inc.	3.850%	5/04/43	AA+	961,046

	Trading Companies & Distributors – 0.1%

245	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	232,750

	Wireless Telecommunication Services – 0.8%

470	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	432,400

1,146	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,141,329

1,205	Vodafone Group PLC	4.375%	5/30/28	BBB+	1,186,553
2,821	Total Wireless Telecommunication Services				2,760,282
$144,479	Total Corporate Bonds (cost $145,272,887)				142,433,113

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 38.7%

$2,420	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	$2,374,768

2,590	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	2,554,094

1,522	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,523,767

3,164	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	3,323,550

2,165	Bank 2017, Mortgage Series BNK4	3.625%	5/17/50	Aaa	2,135,900

540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.507%	9/17/48	A–	542,422

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	288,667

2,500	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	2,465,386

46	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	3,601

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	1,089,913

666	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	Aa3	670,680

1,510	Capital One Multi-Asset Execution Trust, Series 2016-A4	1.330%	6/15/22	AAA	1,490,705

2,342	CitiBank Credit Card Issuance Trust, Series 2014-A1	2.880%	1/23/23	Aaa	2,330,180

2,360	Citibank Credit Card Issuance Trust, Series 2014-A6.	2.150%	7/15/21	Aaa	2,348,403

2,040	CitiBank Credit Card Issuance Trust, Series 2017-A8	1.860%	8/08/22	AAA	1,997,431

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.259%	3/12/48	A–	1,720,946

1,485	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.642%	10/10/48	A–	1,434,916

1,704	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.182%	4/25/33	Ba1	1,695,949

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$930	Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	$915,047

1,485	Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	1,446,743

1,658	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (4)	3.585%	7/25/47	BBB+	1,662,744

1,728	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	1,668,537

37	Fannie Mae Mortgage Pool FN 250551	7.000%	5/01/26	N/R	39,400

170	Fannie Mae Mortgage Pool FN 252255	6.500%	2/01/29	N/R	186,531

353	Fannie Mae Mortgage Pool FN 254169	6.500%	12/01/31	N/R	389,799

339	Fannie Mae Mortgage Pool FN 254379	7.000%	7/01/32	N/R	381,469

174	Fannie Mae Mortgage Pool FN 254513	6.000%	10/01/22	N/R	188,329

568	Fannie Mae Mortgage Pool FN 255575	5.500%	1/01/25	N/R	606,144

103	Fannie Mae Mortgage Pool FN 256845	6.500%	8/01/37	N/R	114,668

398	Fannie Mae Mortgage Pool FN 256852	6.000%	8/01/27	N/R	429,950

79	Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	N/R	85,160

22	Fannie Mae Mortgage Pool FN 340798	7.000%	4/01/26	N/R	22,359

118	Fannie Mae Mortgage Pool FN 545813	7.000%	7/01/32	N/R	131,171

79	Fannie Mae Mortgage Pool FN 545815	7.000%	7/01/32	N/R	87,883

430	Fannie Mae Mortgage Pool FN 555798	6.500%	5/01/33	N/R	476,643

538	Fannie Mae Mortgage Pool FN 688330	6.000%	3/01/33	N/R	593,035

1,151	Fannie Mae Mortgage Pool FN 709446	5.500%	7/01/33	N/R	1,252,091

829	Fannie Mae Mortgage Pool FN 735273	6.500%	6/01/34	N/R	918,475

439	Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	N/R	466,739

84	Fannie Mae Mortgage Pool FN 781776	6.000%	10/01/34	N/R	91,690

251	Fannie Mae Mortgage Pool FN 885536	6.000%	8/01/36	N/R	274,270

390	Fannie Mae Mortgage Pool FN 900555	6.000%	9/01/36	N/R	432,089

1,218	Fannie Mae Mortgage Pool FN 932323	4.500%	12/01/39	N/R	1,268,877

— (5)	Fannie Mae Mortgage Pool FN 983077	5.000%	5/01/38	N/R	119

— (5)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	N/R	80

1,453	Fannie Mae Mortgage Pool FN AC1877	4.500%	9/01/39	N/R	1,512,312

1,249	Fannie Mae Mortgage Pool FN AD4375	5.000%	5/01/40	N/R	1,322,921

2,761	Fannie Mae Mortgage Pool FN AE7265	4.000%	1/01/41	N/R	2,808,620

1,446	Fannie Mae Mortgage Pool FN AS3907	4.000%	11/01/44	N/R	1,463,000

3,378	Fannie Mae Mortgage Pool FN AS6386	3.000%	12/01/45	N/R	3,238,464

1,857	Fannie Mae Mortgage Pool FN AS6652	3.500%	2/01/46	N/R	1,835,469

2,027	Fannie Mae Mortgage Pool FN AS6880	3.500%	3/01/46	N/R	2,002,891

3,085	Fannie Mae Mortgage Pool FN AS7544	3.500%	7/01/46	N/R	3,047,492

2,501	Fannie Mae Mortgage Pool FN AT2722	3.000%	5/01/43	N/R	2,414,209

2,431	Fannie Mae Mortgage Pool FN BM3257	3.500%	11/01/32	N/R	2,444,885

661	Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	N/R	672,337

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,366	Fannie Mae Mortgage Pool FN MA2484	4.000%	12/01/45	N/R	$1,381,272

3,084	Fannie Mae Mortgage Pool FN MA3058	4.000%	7/01/47	N/R	3,115,728

7,690	Fannie Mae Mortgage Pool FNCL 3.5 10/18, (WI/DD)	3.500%	TBA	N/R	7,567,521

3,280	Fannie Mae Mortgage Pool FNCL 4 10/18, (WI/DD)	4.000%	TBA	N/R	3,311,947

360	Fannie Mae Mortgage Pool FNCL 4.5 10/18, (WI/DD)	4.500%	TBA	N/R	371,377

1,000	Fannie Mae Mortgage Pool FNCL 5 10/18, (WI/DD)	5.000%	TBA	N/R	1,049,766

3,483	Fannie Mae Mortgage Pools FN BC0823	3.500%	4/01/46	N/R	3,441,376

— (5)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1989-44 H	9.000%	7/25/19	N/R	59

— (5)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1989-90 E	8.700%	12/25/19	N/R	205

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-102 J	6.500%	8/25/20	N/R	2,855

17	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-105 J	6.500%	9/25/20	N/R	17,591

— (5)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-30 E	6.500%	3/25/20	N/R	461

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-61 H	7.000%	6/25/20	N/R	1,635

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1990-72 B	9.000%	7/25/20	N/R	1,445

16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1991-134 Z	7.000%	10/25/21	N/R	16,218

5	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1991-56 M	6.750%	6/25/21	N/R	5,579

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1992-120 C	6.500%	7/25/22	N/R	1,604

94	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 1996-35 Z	7.000%	7/25/26	N/R	101,300

549	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates FNR 2005-62 JE	5.000%	6/25/35	N/R	562,247

625	Fannie Mae REMIC Pass-Through Certificates FNW 2003-W1 B1	3.579%	12/25/42	N/R	213,750

1	Federal Home Loan Mortgage Corporation, REMIC FHR 1022 J	6.000%	12/15/20	N/R	1,126

3	Federal Home Loan Mortgage Corporation, REMIC FHR 1118 Z	8.250%	7/15/21	N/R	2,949

1	Federal Home Loan Mortgage Corporation, REMIC FHR 162 F	7.000%	5/15/21	N/R	1,483

1	Federal Home Loan Mortgage Corporation, REMIC FHR 1790 A	7.000%	4/15/22	N/R	1,076

12	Federal Home Loan Mortgage Corporation, REMIC FHR 188 H	7.000%	9/15/21	N/R	11,734

164	Federal Home Loan Mortgage Corporation, REMIC FHR 3591 FP, (1-Month LIBOR reference rate + 0.600% spread), (4)	2.758%	6/15/39	N/R	165,047

1,815	Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,792,256

1,534	Flagstar Mortgage Trust 2018-4, 144A	4.000%	7/25/48	Aaa	1,538,313

1,353	Focus Brands Funding LLC, Asset Backed Security FOCUS 2017-1A A2II, 144A	5.093%	4/30/47	BBB	1,371,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$147	Freddie Mac Mortgage Pool, Various FG A15521	6.000%	11/01/33	Aaa	$159,791

312	Freddie Mac Mortgage Pool, Various FG A17212	6.500%	7/01/31	Aaa	345,006

181	Freddie Mac Mortgage Pool, Various FG C00676	6.500%	11/01/28	Aaa	199,804

82	Freddie Mac Mortgage Pool, Various FG H09059	7.000%	8/01/37	Aaa	87,607

366	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	392,646

413	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	437,730

1,835	Government National Mortgage Association Pool G2 4946	4.500%	2/20/41	Aaa	1,923,204

70	Government National Mortgage Association Pool GN 537699	7.500%	11/15/30	Aaa	74,667

1,539	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (4)	3.058%	6/18/37	Aaa	1,539,832

850	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (4)	3.008%	12/19/36	Aaa	852,361

1,910	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (4)	2.963%	7/17/34	AAA	1,910,599

2,054	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	2,042,139

1,232	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,324,807

1,290	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.912%	6/17/47	BBB–	1,158,043

895	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.379%	4/17/48	BBB–	792,033

445	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	455,747

1,455	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	1,423,497

1,280	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	1,284,472

1,915	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	1,915,192

1,370	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, 144A	4.500%	10/25/48	Aaa	1,389,275

1,881	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	1,856,575

1,428	Starwood Waypoint Homes Trust, 2017-1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (4)	3.108%	1/22/35	Aaa	1,428,416

862	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	870,451

1,400	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/19/34	Aaa	1,343,650

1,725	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	1,737,363

1,435	Volkswagen Auto Loan Enhanced Trust, Series 2018-A2	2.810%	7/20/21	AAA	1,433,797

923	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	4.161%	10/20/35	D	910,701

2,650	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/17/48	Aaa	2,636,949

920	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.646%	9/17/58	BBB–	845,581

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,045	World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	$1,032,596
$127,075	Total Asset-Backed and Mortgage-Backed Securities (cost $127,172,079)				126,737,767

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.8%

	Banks – 1.7%

$835	Bank of America Corporation	6.300%	N/A (6)	BBB–	$899,713

890	Bank of America Corporation	5.875%	N/A (6)	BBB–	882,213

1,500	JPMorgan Chase & Company	6.750%	N/A (6)	BBB	1,636,875

1,100	KeyCorp Convertible Preferred Stock	5.000%	N/A (6)	Baa3	1,078,000

1,085	SunTrust Bank Inc.	5.050%	N/A (6)	Baa3	1,071,437
5,410	Total Banks				5,568,238

	Capital Markets – 0.7%

755	Bank of New York Mellon	4.950%	N/A (6)	Baa1	770,100

780	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	780,390

625	State Street Corporation	5.250%	N/A (6)	Baa1	636,250
2,160	Total Capital Markets				2,186,740

	Commercial Services & Supplies – 0.1%

770	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	800,800

	Consumer Finance – 0.7%

985	American Express Company	5.200%	N/A (6)	Baa2	996,081

1,165	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	1,185,387
2,150	Total Consumer Finance				2,181,468

	Diversified Financial Services – 0.3%

825	Voya Financial Inc.	6.125%	N/A (6)	BB+	838,406

	Food Products – 0.4%

1,300	Land O’ Lakes Incorporated	8.000%	9/15/66	BB	1,410,500

	Industrial Conglomerates – 0.6%

1,851	General Electric Capital Corporation	5.000%	N/A (6)	Baa1	1,804,494

	Insurance – 2.3%

1,220	Aegon NV	5.500%	4/11/48	Baa1	1,180,472

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,030,000

1,220	American International Group Inc.	5.750%	4/01/48	Baa2	1,184,925

1,245	MetLife Inc.	5.250%	N/A (6)	BBB	1,261,185

1,395	Principal Financial Group	4.700%	5/15/55	BBB	1,395,000

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Insurance (continued)

$1,500		Prudential Financial Inc.	5.200%	3/15/44	BBB+	$1,492,500
7,580		Total Insurance				7,544,082
$22,046		Total $1,000 Par (or similar) Institutional Preferred (cost $21,865,717)				22,334,728

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 3.7%

		Argentina – 0.1%

$665		Argentine Republic Government International Bond	6.875%	1/11/48	B+	$512,050

		Egypt – 0.4%

1,200		Egypt Government International Bond, 144A	5.577%	2/21/23	B	1,163,664

		Germany – 2.1%

3,100	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S	0.250%	2/15/27	Aaa	3,584,467

2,800	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S	0.500%	2/15/28	Aaa	3,275,947
		Total Germany				6,860,414

		Oman – 0.4%

1,250		Oman Government International Bond, 144A	5.625%	1/17/28	Baa3	1,228,200

		Saudi Arabia – 0.7%

2,450		Saudi Government International Bond, 144A	4.000%	4/17/25	A1	2,451,225
		Total Sovereign Debt (cost $12,324,836)				12,215,553

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONTINGENT CAPITAL SECURITIES – 3.1% (8)

		Banks – 2.6%

$770		Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (6)	Baa2	$796,950

1,175		BNP Paribas SA, 144A	7.375%	N/A (6)	BBB–	1,235,160

2,270		Credit Agricole SA, 144A	7.875%	N/A (6)	BBB–	2,389,357

1,525		Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	1,496,406

870		Societe Generale SA, 144A	6.750%	N/A (6)	BB+	811,710

590		Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	606,225

1,230		UniCredit SpA, Reg S	8.000%	N/A (6)	N/R	1,158,773
8,430		Total Banks				8,494,581

		Capital Markets – 0.5%

655		Credit Suisse Group AG, 144A	7.500%	N/A (6)	Ba2	673,831

925		UBS Group AG, Reg S	7.000%	N/A (6)	BB+	982,032
1,580		Total Capital Markets				1,655,863
$10,010		Total Contingent Capital Securities (cost $10,706,458)				10,150,444

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.9%

$5,285	U.S. Treasury Bonds	2.750%	11/15/47	Aaa	$4,835,156

3,637	U.S. Treasury Inflation Indexed Obligations	0.500%	1/15/28	Aaa	3,491,591

1,100	U.S. Treasury Notes	1.750%	9/30/22	Aaa	1,051,273
$10,022	Total U.S. Government and Agency Obligations (cost $9,742,596)				9,378,020

Principal Amount (000)	Description (1)	Optional Call Provisions (9)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.3%

	Georgia – 0.3%

$750	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57	No Opt. Call		A–	$860,760
$750	Total Municipal Bonds (cost $815,771)				860,760
	Total Long-Term Investments (cost $327,900,344)				324,110,385

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	Money Market Funds – 0.4%

1,181,575	First American Government Obligations Fund, Class X, (10)	1.978% (11)			$1,181,575
	Total Investments Purchased with Collateral from Securities Lending (cost $1,181,575)				1,181,575

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 4.7%

	Money Markets Funds – 4.7%

15,489,289	First American Treasury Obligations Fund, Class Z	1.958% (11)			$15,486,289
	Total Short-Term Investments (cost $15,486,289)				15,486,289
	Total Investments (cost $344,568,208) – 104.1%				340,778,249
	Other Assets Less Liabilities – (4.1)% (12)				(13,406,932)
	Net Assets – 100%				$327,371,317

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Euro	5,965,000	U.S. Dollar	6,916,202	Bank of America, N.A.	10/05/18	$13,278
U.S. Dollar	6,991,219	Euro	5,965,000	Bank of America, N.A.	10/05/18	61,739
U.S. Dollar	6,949,165	Euro	5,965,000	Bank of America, N.A.	12/05/18	(16,027)
Total						$58,990

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Long	61	12/18	6,908,874	6,861,070	(47,804)	3,336
U.S. Treasury 10-Year Note	Short	(376)	12/18	(45,186,040)	(44,661,750)	524,290	(11,750)
U.S. Treasury Long Bond	Long	84	12/18	12,129,021	11,802,000	(327,021)	(13,125)
U.S. Treasury Ultra 10-Year Note	Short	(92)	12/18	(11,774,272)	(11,592,000)	182,272	—
U.S. Treasury Ultra Bond	Long	68	12/18	10,864,716	10,491,125	(373,591)	(23,375)
Total				$(27,057,701)	$(27,099,555)	$(41,854)	$(44,914)
*	The aggregate notional amount of long and short positions is $29,902,611 and $(56,960,312), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$142,433,113	$—	$142,433,113
Asset-Backed and Mortgage-Backed Securities	—	126,737,767	—	126,737,767
$1,000 Par (or similar) Institutional Preferred	—	22,334,728	—	22,334,728
Sovereign Debt	—	12,215,553	—	12,215,553
Contingent Capital Securities	—	10,150,444	—	10,150,444
U.S. Government and Agency Obligations	—	9,378,020	—	9,378,020
Municipal Bonds	—	860,760	—	860,760
Investments Purchased with Collateral from Securities Lending	1,181,575	—	—	1,181,575
Short-Term Investments:
Money Market Funds	15,486,289	—	—	15,486,289
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	58,990	—	58,990
Futures Contracts*	(41,855)	—	—	(41,855)
Total	$16,626,009	$324,169,375	$—	$340,795,384
*	Represents net unrealized appreciation (depreciation).

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$344,368,305
Gross unrealized:
Appreciation	$4,299,426
Depreciation	(7,889,482)
Net unrealized appreciation (depreciation) of investments	$(3,590,056)

Tax cost of forwards contracts	$58,990
Net unrealized appreciation (depreciation) on forwards contracts	—

Tax cost of futures contracts	$(41,854)
Net unrealized appreciation (depreciation) on futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,137,075.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(10)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Inflation Protected Securities Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.6%

$25,074	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	$24,748,423

30,067	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	30,249,889

35,982	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	35,245,935

26,722	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	26,065,056

19,973	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/22	Aaa	19,408,202

8,372	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	8,170,833

32,770	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	31,729,331

2,029	U.S. Treasury Inflation Indexed Obligations	0.625%	4/15/23	Aaa	2,003,155

17,110	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	16,777,393

39,389	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	38,868,814

11,919	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	11,452,356

55,129	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	52,910,103

15,435	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/25	Aaa	14,946,297

4,488	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	4,829,335

52,058	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	50,950,291

15,539	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/26	Aaa	14,654,492

2,812	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	3,133,331

16,431	U.S. Treasury Inflation Indexed Obligations	0.375%	1/15/27	Aaa	15,691,570

8,314	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/27	Aaa	7,945,659

1,798	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,925,523

32,693	U.S. Treasury Inflation Indexed Obligations	0.500%	1/15/28	Aaa	31,385,088

1,208	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	1,498,692

2,459	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	2,826,440

3,947	U.S. Treasury Inflation Indexed Obligations	3.875%	4/15/29	Aaa	5,082,157

3,556	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	4,296,049

4,540	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	5,521,705

19,216	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	18,034,362

22,054	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	20,038,850

5,336	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	5,716,560

16,861	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	15,669,754

5,460	U.S. Treasury Inflation Indexed Obligations	0.875%	2/15/47	Aaa	5,219,739

3,730	U.S. Treasury Inflation Indexed Obligations	1.000%	2/15/48	Aaa	3,681,706
$542,471	Total U.S. Government and Agency Obligations (cost $543,145,361)				530,677,090

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 8.9%

$3,000	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	$2,510,150

885	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	865,677

2,866	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	3.585%	7/25/47	BBB+	2,873,817

2,945	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	2,844,640

2,188	Driven Brands Funding LLC, HONK 2015-1A, 144A	5.216%	7/20/45	BBB–	2,247,248

1,550	Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	1,534,764

2,465	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	2,424,577

2,340	Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	2,372,415

2,005	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI3, 144A	4.168%	8/25/48	BBB–	2,010,955

2,050	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,761,889

98	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	98,090

3,073	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.858%	3/19/37	Aaa	3,064,271

1,427	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.008%	12/19/36	Aaa	1,430,570

2,723	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	2,687,543

2,230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.912%	6/17/47	BBB–	2,001,889

2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.379%	4/17/48	BBB–	1,769,905

500	New Residential Advance Receivable Trust Series 2016-T2, 144A	4.005%	10/15/49	BBB	494,276

2,565	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	2,509,464

2,150	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	2,156,943

1,885	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, 144A	4.532%	8/15/50	BBB	1,880,759

2,500	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.262%	9/05/48	BBB–	2,494,875

2,540	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, 144A	4.500%	10/25/48	Aaa	2,575,736

1,083	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	1,089,420

3,010	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	2,971,431

1,347	TCF Auto Receivables Owner trust, Series 2015-2A, 144A	2.550%	4/15/21	AAA	1,345,473

1,580	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.646%	9/17/58	BBB–	1,452,193

2,370	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3, 144A	5.335%	3/17/44	A1	2,412,054
$55,376	Total Asset-Backed and Mortgage-Backed Securities (cost $53,800,822)				53,881,024

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.9%

	Airlines – 0.1%

$316	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$321,303

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Auto Components – 0.1%

$300	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	$306,375

300	Tenneco Inc.	5.375%	12/15/24	BB–	281,625
600	Total Auto Components				588,000

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB	445,727

	Banks – 0.0%

170	CIT Group Inc.	5.000%	8/01/23	BB+	173,417

	Building Products – 0.0%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB	250,512

	Chemicals – 0.1%

515	CF Industries Inc.	3.450%	6/01/23	BB+	496,331

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	249,062
765	Total Chemicals				745,393

	Commercial Services & Supplies – 0.2%

512	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	B1	522,880

400	R.R. Donnelley & Sons Company	7.875%	3/15/21	B–	424,500
912	Total Commercial Services & Supplies				947,380

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	305,250

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	175,875

	Diversified Telecommunication Services – 0.2%

400	CenturyLink Inc.	5.625%	4/01/20	BB	407,000

200	CenturyLink Inc., (4)	6.750%	12/01/23	BB	207,750

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	388,500
1,000	Total Diversified Telecommunication Services				1,003,250

	Equity Real Estate Investment Trusts – 0.1%

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	201,000

400	Vereit Operating Partnership LP	3.000%	2/06/19	BBB–	399,958
600	Total Equity Real Estate Investment Trusts				600,958

	Health Care Providers & Services – 0.4%

200	Community Health Systems, Inc., (4)	5.125%	8/01/21	B	194,500

500	HCA Inc.	4.250%	10/15/19	BBB–	503,750

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,652,659
2,415	Total Health Care Providers & Services				2,350,909

	Hotels, Restaurants & Leisure – 0.1%

475	1011778 B.C. United Liability Company/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	450,837

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 0.0%

$200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	$200,750

	Metals & Mining – 0.2%

470	Freeport-McMoRan Inc.	3.875%	3/15/23	BB+	454,687

550	Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	565,186
1,020	Total Metals & Mining				1,019,873

	Mortgage Real Estate Investment Trusts – 0.1%

475	Starwood Property Trust	5.000%	12/15/21	BB–	478,562

	Oil, Gas & Consumable Fuels – 0.0%

150	Targa Resources Inc.	4.250%	11/15/23	BB–	146,438

	Paper & Forest Products – 0.0%

130	Norbord Inc., 144A	5.375%	12/01/20	BB+	132,275

	Road & Rail – 0.0%

255	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	251,813

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation	5.000%	7/15/22	BB	495,938

	Wireless Telecommunication Services – 0.0%

200	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	207,500
$11,373	Total Corporate Bonds (cost $11,442,001)				11,291,960

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.2%

	Canada – 0.2%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,764,912
$1,500	Total Sovereign Debt (cost $1,796,486)				1,764,912
	Total Long-Term Investments (cost $610,184,670)				597,614,986

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%

	Money Market Funds – 0.1%

415,500	First American Government Obligations Fund, Class X, (5)	1.978% (6)			$415,500
	Total Investments Purchased with Collateral from Securities Lending (cost $415,500)				415,500

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Markets Funds – 1.3%

8,034,642	First American Treasury Obligations Fund, Class Z	1.958% (6)	$8,034,642
	Total Short-Term Investments (cost $8,034,642)		8,034,642
	Total Investments (cost $618,634,812) – 100.0%		606,065,128
	Other Assets Less Liabilities – 0.0% (7)		(220,240)
	Net Assets – 100%		$605,844,888

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(432)	12/18	$(91,236,840)	$(91,037,250)	$199,590	$(19,114)
U.S. Treasury 5-Year Note	Short	(188)	12/18	(21,287,497)	(21,145,594)	141,903	(10,281)
U.S. Treasury 10-Year Note	Long	145	12/18	17,315,138	17,223,281	(91,857)	2,698
U.S. Treasury Long Bond	Short	(33)	12/18	(4,747,198)	(4,636,500)	110,698	5,156
U.S. Treasury Ultra 10-Year Note	Short	(58)	12/18	(7,365,806)	(7,308,000)	57,806	—
U.S. Treasury Ultra Bond	Long	22	12/18	3,510,227	3,394,187	(116,040)	(7,563)
Total				$(103,811,976)	$(103,509,876)	$302,100	$(29,104)
*	The aggregate notional amount of long and short positions is $20,825,365 and $(124,637,341), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Government and Agency Obligations	$—	$530,677,090	$—	$530,677,090
Asset-Backed and Mortgage-Backed Securities	—	53,881,024	—	53,881,024
Corporate Bonds	—	11,291,960	—	11,291,960
Sovereign Debt	—	1,764,912	—	1,764,912
Investments Purchased with Collateral from Securities Lending	415,500	—	—	415,500
Short-Term Investments:
Money Market Funds	8,034,642	—	—	8,034,642
Investments in Derivatives:
Futures Contracts*	302,100	—	—	302,100
Total	$8,752,242	$597,614,986	$—	$606,367,228
*	Represents net unrealized appreciation (depreciation).

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$619,330,923
Gross unrealized:
Appreciation	$2,699,309
Depreciation	(15,965,104)
Net unrealized appreciation (depreciation) of investments	$(13,265,795)

Tax cost of futures contracts	$302,100
Net unrealized appreciation (depreciation) on futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $402,250.

(5)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Nuveen Short Term Bond Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.5%

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.7%

$1,649	321 Henderson Receivables LLC, Series 2005-1A, 144A, (1-Month LIBOR reference rate + 0.230% spread), (3)	2.388%	11/15/40	AAA	$1,570,292

1,191	321 Henderson Receivables LLC, Series 2006-4A, 144A, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.358%	12/15/41	AAA	1,166,679

404	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	5/15/29	AA	436,378

1,766	American Express Credit Account Master Trust, Series 2014-4, (1-Month LIBOR reference rate + 0.370% spread), (3)	2.528%	12/15/21	AAA	1,769,424

2,649	AmeriCold LLC Trust, Series 2010, 144A, (1-Month LIBOR reference rate + 1.500% spread), (3)	3.634%	1/17/29	AAA	2,648,248

2,397	Asset Backed Securities Corp Home Equity Loan Trust, Series 2002-HE1, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.808%	3/15/32	BBB	2,439,287

1,893	Avid Automobile Receivables Trust 2018-1, 144A	2.840%	8/15/23	A	1,884,134

2,915	Bank of the West Auto Trust, Series 2017-1, 144A	2.110%	1/15/23	AAA	2,864,210

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	A–	3,005,347

1,062	BBCMS Trust 2014-BXO, Series BBCMS 2014-BXO, 144A, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.158%	8/16/27	AAA	1,064,628

931	Bear Stearns Asset Backed Securities Trust 2005-SD1, Series BSABS 2005-SD1, (1-Month LIBOR reference rate + 1.230% spread), (3)	3.446%	8/25/43	A	926,071

2,375	Cabela’s Master Credit Card Trust, Series 2014-2, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.608%	7/15/22	AAA	2,379,968

2,655	Capital One Multi Asset Execution Trust, Series 2014-A3, (1-Month LIBOR reference rate + 0.380% spread), (3)	2.538%	1/18/22	AAA	2,658,789

2,930	Capital One Multi Asset Execution Trust, Series 2016-A1, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.608%	2/15/22	AAA	2,936,507

2,500	Capital One Multi-Asset Execution Trust, Series 2016-A2, (1-Month LIBOR reference rate + 0.630% spread), (3)	2.788%	2/15/24	AAA	2,524,485

168	CarMax Auto Owner Trust, Series 2017-1 A2	1.540%	2/18/20	Aaa	167,996

1,820	CarNow Auto Receivables Trust 2017-1A, 144A	2.920%	9/15/22	A	1,812,054

887	Cascade Funding Mortgage Trust, 144A, (WI/DD)	4.580%	6/25/48	N/R	887,488

2,379	Chase Issuance Trust, Series 2013-A9, (1-Month LIBOR reference rate + 0.420% spread), (3)	2.578%	11/16/20	AAA	2,380,217

2,365	Chase Issuance Trust, Series 2016-A1, (1-Month LIBOR reference rate + 0.410% spread), (3)	2.568%	5/17/21	AAA	2,370,443

4,000	Chase Issuance Trust, Series 2016-A3, (1-Month LIBOR reference rate + 0.550% spread), (3)	2.708%	6/15/23	AAA	4,040,806

1,657	CIG Auto Receivables Trust, Series 2017- 1A, 144A	2.710%	5/15/23	A3	1,645,236

2,000	Citibank Credit Card Issuance Trust, Series 2017-4A, (1-Month LIBOR reference rate + 0.220% spread), (3)	2.341%	4/07/22	AAA	2,004,048

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$76	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Ba2	$76,074

2,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.158%	4/15/36	AAA	2,004,968

1,672	Colony American Homes Trust 2015-1A, 144A, (1-Month LIBOR reference rate + 1.200% spread), (3)	3.331%	7/19/32	Aaa	1,674,512

2,960	Colony American Homes Trust 2015-1A, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.081%	7/17/32	Aa2	2,967,274

1,242	Colony Starwood Homes, Series 2016-1A, 144A, (1-Month LIBOR reference rate + 3.100% spread), (3)	5.258%	7/19/33	Aaa	1,245,890

1,000	Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB-1, 144A	8.046%	6/20/31	AA+	1,082,492

2,186	Conn’s Receivables Funding 2018-A LLC, Series CONN 2018-A, 144A	3.250%	7/17/23	BBB	2,185,984

264	Conns Receivables Funding Trust II, Series 2017-B, 144A	2.730%	7/15/20	BBB	264,424

288	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	300,550

2,362	Credit Suisse Mortgage Trust 2017-HL2, 144A	3.500%	10/25/47	AAA	2,329,776

1,501	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A, (7)	5.615%	12/25/37	AA	1,522,906

3,500	Discover Card Execution Note Trust, Series DCENT 2018-A3, (1-Month LIBOR reference rate + 0.230% spread), (3)	2.388%	12/15/23	AAA	3,500,695

2,475	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	3.585%	7/25/47	BBB+	2,481,707

101	Fannie Mae Mortgage Interest Strips	5.000%	9/01/24	Aaa	3,491

2,207	Fannie Mae Mortgage Pool	2.500%	1/01/27	Aaa	2,159,830

2,557	Fannie Mae Mortgage Pool.	2.500%	12/01/27	Aaa	2,497,751

7	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	5.500%	9/25/22	Aaa	7,240

103	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.516%	11/25/34	Aaa	103,230

16	Fannie Mae REMIC Pass-Through Certificates	2.750%	6/25/20	Aaa	16,467

1	Federal Home Loan Mortgage Corporation, REMIC	6.000%	12/15/20	Aaa	1,111

1,170	Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,155,339

2,106	Flagstar Mortgage Trust 2018-4, 144A	4.000%	7/25/48	Aaa	2,112,747

2,177	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	2,141,025

2,600	Ford Credit Auto Owner Trust 2015-REV2, 144A	2.440%	1/15/27	AAA	2,568,172

2,300	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	2,251,109

2,775	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	AAA	2,735,951

23	Freddie Mac Mortgage Pool, Various	4.500%	4/01/22	Aaa	23,457

1,995	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2012- K707, 144A	4.005%	1/25/47	Aa2	1,993,151

140	Freddie Mac Multi-Class Certificates, (1-Month LIBOR reference rate + 0.400% spread), (3)	2.558%	12/15/20	Aaa	140,535

2,329	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722	2.183%	5/25/22	AAA	2,264,040

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,680	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.314%	10/25/19	Aaa	$1,680,180

2,235	Freddie Mac Multifamily Structured Pass-Through Certificates, Series KLH1, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.814%	11/25/22	Aaa	2,242,607

2,133	Freddie Mac Multifamily Structured Pass-Through Certificates, FHMS K726	2.596%	8/25/23	AAA	2,103,344

1,864	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	3.746%	2/25/48	BBB–	1,854,824

1,445	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.168%	8/25/48	BBB–	1,449,292

495	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.613%	12/15/34	AAA	495,447

1,459	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	1,456,196

1,637	GLS Auto Receivables Trust 2018-1, 144A	2.820%	7/15/22	A	1,630,170

536	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.679%	8/12/43	Aaa	537,503

163	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	162,715

502	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	497,956

3,252	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.858%	3/19/37	Aaa	3,242,772

2,159	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.058%	6/18/37	Aaa	2,160,731

2,732	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	3.158%	7/17/37	Aaa	2,748,962

1,313	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.008%	12/19/36	Aaa	1,315,925

2,605	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.735%	1/07/31	AAA	2,625,734

2,668	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	2,633,792

3,660	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A3, 144A	4.070%	11/15/43	AAA	3,701,332

2,099	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1, 144A	4.717%	2/16/46	AAA	2,152,325

2,970	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (3)	2.963%	7/17/34	AAA	2,970,931

2,321	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AAA	2,305,575

2,325	JP Morgan Mortgage Trust, Series 2017-2, 144A	3.500%	5/25/47	Aaa	2,289,346

2,136	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	2,278,879

2,430	New Residential Advance Receivable Trust, Series 2016-T3, 144A	2.833%	10/16/51	AAA	2,363,309

1,335	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	1,321,309

1,875	New Residential Mortgage LLC 2018-FNT2, 144A	4.920%	7/25/24	N/R	1,870,948

2,022	New Residential Mortgage LLC, 144A	4.690%	5/25/23	N/R	2,017,493

1,495	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	1,495,604

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$898	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-3A, 144A	3.750%	11/25/54	AA	$896,350

1,512	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	1,512,970

1,671	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	1,664,378

2,413	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-6A, 144A	4.000%	12/25/57	AA–	2,423,937

1,912	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AA+	1,917,121

2,201	OBX 2018-EXP1 Trust, Series OBX 2018-EXP1, 144A	4.500%	4/25/48	AAA	2,227,098

2,200	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, 144A	3.598%	8/15/50	AAA	2,195,050

3,185	OMART Receivables Trust, Series 2016-T2, 144A	2.722%	8/16/49	AAA	3,169,075

500	OneMain Financial Issuance Trust 2015-1, 144A	3.850%	3/18/26	AA	502,620

2,000	OneMain Financial Issuance Trust 2015-2, 144A	4.320%	7/18/25	AA	2,008,266

2,000	OneMain Financial Issuance Trust 2016-2, 144A	5.940%	3/20/28	A	2,040,478

1,250	OWS Structured Asset Trust, Series 2016-NPL1, 144A	3.750%	7/25/56	N/R	1,264,064

2,985	Park Place Securities Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH, Series PPSI 2005-WCH1, (1-Month LIBOR reference rate + 1.245% spread), (3)	3.461%	1/25/35	A	2,997,882

1,850	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.262%	9/05/48	BBB–	1,846,207

2,213	Progress Residential Trust, Series 2017 -SFRI, 144A	2.768%	8/17/34	Aaa	2,133,566

2,392	Prosper Marketplace Issuance Trust Series 2018-1, Series PMIT 2018-1A, 144A	3.110%	6/17/24	A–	2,392,335

2,000	Prosper Marketplace Issuance Trust Series 2018-2, Series PMIT 2018-2A, 144A	3.350%	10/15/24	A3	1,998,814

1,845	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, 144A	4.500%	10/25/48	Aaa	1,870,958

954	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	959,555

1,390	Sofi Professional Loan Program 2016-C LLC, Series SOFI 2016-C, 144A	2.360%	12/27/32	Aaa	1,356,871

1,440	Sofi Professional Loan Program 2016-D LLC, Series SOFI 2016-D, 144A	2.340%	4/25/33	Aaa	1,396,304

566	Sofi Professional Loan Program 2016-E LLC, 144A	1.630%	1/25/36	Aaa	564,007

1,132	Sofi Professional Loan Program 2017-A LLC, Series SOFI 2017-A, 144A	1.550%	3/26/40	AAA	1,123,226

3,000	STACR Trust 2018-DNA2, 144A, (1-Month LIBOR reference rate + 0.800% spread), (3)	3.016%	12/26/30	BBB+	3,009,216

2,028	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 0.800% spread), (3)	3.016%	12/26/29	BBB–	2,032,509

2,750	Synchrony Credit Card Master Note Trust, Series 2016-1	2.040%	3/15/22	Aaa	2,743,075

1,595	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	1,587,981

2,713	Tesla Auto Lease Trust 2018-A, 144A	2.320%	12/20/19	Aaa	2,706,009

3,000	Toyota Auto Receivables Owner Trust, Series 2017-B	2.050%	9/15/22	AAA	2,947,938

2,170	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/19/34	Aaa	2,082,657

1,021	Veros Auto Receivables Trust 2017-1, 144A	2.840%	4/17/23	N/R	1,017,620

1,565	VNO Mortgage Trust, Series 2013-PENN, 144A	3.808%	12/13/29	AAA	1,578,705

9	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	4.207%	2/25/35	AA+	8,909

2,284	Wendys Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	2,285,241

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,500	World Omni Auto Receivables Trust 2018-C	2.800%	1/18/22	AAA	$2,498,131
$208,421	Total Asset-Backed and Mortgage-Backed Securities (cost $209,432,462)				207,958,957

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 39.6%

	Aerospace & Defense – 0.7%

$1,250	Arconic Inc.	6.150%	8/15/20	BBB–	$1,296,875

1,580	L-3 Communications Corporation	4.950%	2/15/21	BBB–	1,624,999

2,830	Total Aerospace & Defense				2,921,874

	Airlines – 0.5%

228	Delta Air Lines Pass Through Certificates, Series 2012-1B	5.300%	4/15/19	A1	229,920

839	Delta Airlines, 144A	6.875%	5/07/19	BBB+	858,297

833	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	863,042

270	US Airways Pass Through Trust	7.076%	3/20/21	A+	286,284

2,170	Total Airlines				2,237,543

	Auto Components – 0.1%

853	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	871,126

	Automobiles – 1.8%

1,540	American Honda Finance Corp	2.650%	2/12/21	A+	1,521,915

2,460	BMW US Capital LLC, 144A	3.100%	4/12/21	A+	2,443,800

1,950	Daimler Finance North America LLC, 144A	3.700%	5/04/23	A	1,940,641

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB	1,994,080

7,950	Total Automobiles				7,900,436

	Banks – 10.0%

8,540	Bank of America Corporation	2.250%	4/21/20	A+	8,426,076

1,370	Barclays PLC	2.750%	11/08/19	A	1,361,916

3,280	BB&T Corporation.	2.450%	1/15/20	A+	3,255,138

1,645	BNP Paribas SA	2.375%	5/21/20	Aa3	1,622,644

4,000	Citigroup Inc.	2.650%	10/26/20	A	3,946,360

1,720	Citigroup Inc.	4.500%	1/14/22	A	1,768,314

1,900	Fifth Third Bancorp.	2.875%	7/27/20	A–	1,887,917

1,975	HSBC USA Inc.	2.750%	8/07/20	AA–	1,958,559

1,445	JPMorgan Chase & Company	2.250%	1/23/20	AA–	1,430,174

5,780	JPMorgan Chase & Company	4.625%	5/10/21	AA–	5,964,932

1,945	PNC Bank NA.	2.500%	1/22/21	A+	1,909,912

2,160	Santander UK PLC	2.125%	11/03/20	Aa3	2,101,486

2,000	Societe Generale, 144A	2.500%	4/08/21	A1	1,948,754

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,720	SunTrust Banks Inc.	2.900%	3/03/21	A–	$1,700,247

5,135	Wells Fargo & Company	2.600%	7/22/20	A+	5,080,004

44,615	Total Banks				44,362,433

	Biotechnology – 0.8%

1,375	Biogen Inc.	2.900%	9/15/20	A–	1,367,823

2,285	Celgene Corporation	2.875%	8/15/20	BBB+	2,269,911

3,660	Total Biotechnology				3,637,734

	Capital Markets – 3.5%

2,075	Charles Schwab Corp/The	3.250%	5/21/21	A	2,075,112

1,300	Deutsche Bank AG.	3.150%	1/22/21	BBB+	1,270,249

1,870	Goldman Sachs Group, Inc.	2.750%	9/15/20	A	1,849,793

4,000	Goldman Sachs Group, Inc.	2.875%	2/25/21	A	3,946,364

603	Lazard Group LLC	4.250%	11/14/20	A–	612,175

5,995	Morgan Stanley	2.650%	1/27/20	A	5,956,422

15,843	Total Capital Markets				15,710,115

	Chemicals – 0.7%

1,165	Eastman Chemical Company	2.700%	1/15/20	BBB	1,158,830

1,935	LyondellBasell Industries NV	5.000%	4/15/19	BBB+	1,944,707

3,100	Total Chemicals				3,103,537

	Commercial Services & Supplies – 0.4%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	1,994,082

	Consumer Finance – 1.7%

1,200	Ally Financial Inc.	8.000%	12/31/18	BB	1,212,000

2,750	American Express Credit Corporation	2.375%	5/26/20	A2	2,715,842

845	Capital One Financial Corporation	2.500%	5/12/20	A–	834,463

1,355	Capital One Financial Corporation	4.750%	7/15/21	A–	1,398,845

1,250	Navient Corporation	5.000%	10/26/20	BB	1,265,388

7,400	Total Consumer Finance				7,426,538

	Containers & Packaging – 0.3%

1,240	Packaging Corporation of America.	2.450%	12/15/20	BBB	1,215,838

	Diversified Financial Services – 1.0%

2,760	Berkshire Hathaway Finance Corporation	4.250%	1/15/21	AA	2,830,389

1,555	Discover Bank	3.200%	8/09/21	BBB+	1,534,407

4,315	Total Diversified Financial Services				4,364,796

	Diversified Telecommunication Services – 2.4%

4,440	AT&T Inc.	2.800%	2/17/21	A–	4,374,471

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,500	CenturyLink Inc.	5.625%	4/01/20	BB	$1,526,250

1,250	Frontier Communications Corporation, (4)	8.125%	10/01/18	B	1,250,000

1,665	Orange SA	1.625%	11/03/19	BBB+	1,639,655

1,815	Verizon Communications	3.450%	3/15/21	A–	1,822,151

10,670	Total Diversified Telecommunication Services				10,612,527

	Electric Utilities – 0.9%

1,825	Berkshire Hathaway Energy Co	2.375%	1/15/21	A–	1,795,466

2,000	Exelon Generation Co. LLC	2.950%	1/15/20	BBB	1,994,495

3,825	Total Electric Utilities				3,789,961

	Entertainment – 0.4%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,783,989

	Food & Staples Retailing – 0.6%

1,245	Sysco Corporation	2.600%	10/01/20	A3	1,229,490

1,535	Walgreens Boots Alliance, Inc.	2.700%	11/18/19	BBB	1,530,410

2,780	Total Food & Staples Retailing				2,759,900

	Food Products – 1.6%

2,175	Bunge Limited Finance Company	3.500%	11/24/20	BBB	2,168,114

1,820	General Mills Inc.	3.200%	4/16/21	BBB	1,808,142

1,635	Kraft Heinz Foods Co	2.800%	7/02/20	BBB	1,621,044

1,405	Tyson Foods	2.650%	8/15/19	BBB	1,402,545

7,035	Total Food Products				6,999,845

	Health Care Equipment & Supplies – 0.2%

1,120	Abbott Laboratories	2.900%	11/30/21	Baa1	1,106,042

	Health Care Providers & Services – 1.2%

2,000	CVS Health Corporation	2.800%	7/20/20	Baa1	1,980,477

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,511,250

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,789,557

5,265	Total Health Care Providers & Services				5,281,284

	Hotels, Restaurants & Leisure – 0.3%

1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,314,063

	Household Durables – 0.3%

1,470	Newell Brands Inc.	3.150%	4/01/21	BBB–	1,446,382

	Industrial Conglomerates – 0.5%

2,020	General Electric Capital Corporation	4.625%	1/07/21	A2	2,081,121

	Insurance – 2.8%

2,000	AFLAC Insurance	2.400%	3/16/20	A–	1,981,131

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$2,415	American International Group, Inc.	3.375%	8/15/20	BBB+	$2,416,393

1,500	Hartford Financial Services Group Inc.	5.500%	3/30/20	BBB+	1,545,158

2,025	Marsh & McLennan Companies	2.350%	3/06/20	A	1,998,027

1,500	Met Life Global Funding I, 144A	2.000%	4/14/20	AA–	1,474,603

1,570	Prudential Financial Inc.	4.500%	11/15/20	A	1,609,051

1,440	Unum Group	3.000%	5/15/21	BBB	1,416,682

12,450	Total Insurance				12,441,045

	Internet Software & Services – 0.3%

1,355	eBay Inc.	3.800%	3/09/22	BBB+	1,364,722

	Leisure Products – 0.5%

1,980	Carnival Corporation	3.950%	10/15/20	A–	2,008,341

	Machinery – 0.3%

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,351,829

	Media – 0.8%

2,000	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	2,001,199

1,600	Discovery Communications Inc.	5.050%	6/01/20	BBB–	1,643,299

3,600	Total Media				3,644,498

	Mortgage Real Estate Investment Trusts – 0.1%

750	Starwood Property Trust	5.000%	12/15/21	BB–	755,625

	Multi-Utilities – 0.4%

1,635	Sempra Energy	2.900%	2/01/23	BBB+	1,577,773

	Oil, Gas & Consumable Fuels – 2.2%

1,700	BP Capital Markets PLC.	2.521%	1/15/20	A1	1,690,180

645	Calumet Specialty Products	6.500%	4/15/21	B–	641,775

1,550	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	1,530,078

1,290	Occidental Petroleum Corporation	4.100%	2/01/21	A	1,312,583

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	780,071

1,595	Schlumberger Holdings Corporation, 144A	3.000%	12/21/20	AA–	1,582,375

1,000	Southwestern Energy Company, (4), (7)	5.800%	1/23/20	BB	1,015,000

1,300	Valero Energy Corporation	6.125%	2/01/20	BBB	1,348,568

9,830	Total Oil, Gas & Consumable Fuels				9,900,630

	Specialty Retail – 0.4%

1,750	Home Depot, Inc.	2.625%	6/01/22	A	1,712,853

	Technology Hardware, Storage & Peripherals – 0.4%

1,420	Apple Inc.	2.250%	2/23/21	AA+	1,393,984

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals (continued)

$500	Dell Inc.	5.875%	6/15/19	Ba2	$509,500

1,920	Total Technology Hardware, Storage & Peripherals				1,903,484

	Tobacco – 0.3%

1,465	Reynolds American Inc.	3.250%	6/12/20	BBB+	1,461,958

	Trading Companies & Distributors – 0.3%

1,500	Air Lease Corporation	3.375%	6/01/21	BBB	1,490,243

	Wireless Telecommunication Services – 0.9%

1,570	America Movil S.A. de C.V.	5.000%	3/30/20	A–	1,607,945

2,205	Vodafone Group PLC	4.375%	3/16/21	BBB+	2,255,039
3,775	Total Wireless Telecommunication Services				3,862,984
$176,521	Total Corporate Bonds (cost $178,462,533)				176,397,151

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.2%

$5,500	Freddie Mac Notes	1.500%	1/17/20	Aaa	$5,413,677

13,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	12,931,373

4,500	U.S. Treasury Notes	1.250%	11/30/18	Aaa	4,493,244

2,500	U.S. Treasury Notes, (4)	1.000%	8/31/19	Aaa	2,463,184

5,000	U.S. Treasury Notes	0.875%	9/15/19	Aaa	4,917,383

4,500	U.S. Treasury Inflation Indexed Obligations	1.000%	10/15/19	Aaa	4,423,535

4,000	U.S. Treasury Notes	1.750%	11/30/19	Aaa	3,956,875

10,000	U.S. Treasury Notes	1.625%	3/15/20	Aaa	9,840,625

1,500	U.S. Treasury Notes	2.125%	6/30/21	Aaa	1,470,527
$50,500	Total U.S. Government and Agency Obligations (cost $50,217,440)				49,910,423
	Total Long-Term Investments (cost $438,112,435)				434,266,531

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.7%

	Money Market Funds – 0.7%

2,961,075	First American Government Obligations Fund, Class X, (5)	1.978% (6)			$2,961,075
	Total Investments Purchased with Collateral from Securities Lending (cost $2,961,075)				2,961,075

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Markets Funds – 1.5%

6,895,843	First American Treasury Obligations Fund, Class Z	1.958% (6)	$6,895,843
	Total Short-Term Investments (cost $6,895,843)		6,895,843
	Total Investments (cost $447,969,353) – 99.7%		444,123,449
	Other Assets Less Liabilities – 0.3% (8)		1,291,018
	Net Assets – 100%		$445,414,467

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Long	124	12/18	$26,201,310	$26,131,063	$(70,247)	$5,813
U.S. Treasury 5-Year Note	Long	35	12/18	3,948,029	3,936,680	(11,350)	272
Total				$30,149,339	$30,067,743	$(81,597)	$6,085

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$207,958,957	$—	$207,958,957
Corporate Bonds	—	176,397,151	—	176,397,151
U.S. Government and Agency Obligations	—	49,910,423	—	49,910,423
Investments Purchased with Collateral from Securities Lending	2,961,075	—	—	2,961,075
Short-Term Investments:
Money Market Funds	6,895,843	—	—	6,895,843
Investments in Derivatives:
Futures Contracts*	(81,597)	—	—	(81,597)
Total	$9,775,321	$434,266,531	$—	$444,041,852
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$447,976,844
Gross unrealized:
Appreciation	$319,699
Depreciation	(4,173,094)
Net unrealized appreciation (depreciation) of investments	$(3,853,395)

Tax cost of futures contracts	$(81,597)
Net unrealized appreciation (depreciation) on futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,889,696.

(5)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(7)	Step-up coupon bond, a bond with a coupon that increases (“step up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Nuveen High Income Bond Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.2%

	CORPORATE BONDS – 83.3%

	Aerospace & Defense – 0.3%

$1,000	Arconic Inc.	5.900%	2/01/27	BBB–	$1,017,610

	Airlines – 0.6%

2,000	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	1,990,000

	Automobiles – 0.6%

2,110	Jaguar Land Rover Automotive PLC, 144A	4.500%	10/01/27	BB+	1,729,778

	Building Products – 1.1%

2,125	Ashton Woods USA LLC / Ashton Woods Finance Company, 144A	6.750%	8/01/25	B–	1,981,562

1,500	Pisces Midco Inc., 144A	8.000%	4/15/26	CCC+	1,509,375
	Total Building Products				3,490,937

	Capital Markets – 1.6%

2,250	DKT Finance ApS, 144A	9.375%	6/17/23	B–	2,368,125

2,325	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	2,454,328
	Total Capital Markets				4,822,453

	Chemicals – 5.1%

1,500	CF Industries Inc.	5.375%	3/15/44	BB+	1,391,250

1,077	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,146,003

2,500	FXI Holdings, Inc., 144A	7.875%	11/01/24	B	2,384,375

2,000	Hexion Inc.	6.625%	4/15/20	CCC+	1,880,000

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,992,500

1,750	OCI NV, 144A	6.625%	4/15/23	BB–	1,811,250

1,800	Rayonier AM Products Inc., 144A, (4)	5.500%	6/01/24	BB–	1,733,094

2,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144A, (WI/DD)	8.000%	10/01/26	B–	2,027,500

1,500	Tronox Inc., 144A, (4)	6.500%	4/15/26	B–	1,445,625
	Total Chemicals				15,811,597

	Commercial Services & Supplies – 2.5%

1,000	ADT Corp/The, 144A	4.875%	7/15/32	BB–	809,500

2,000	APX Group, Inc., (4)	7.625%	9/01/23	CCC	1,847,500

2,600	Brinks Company, 144A	4.625%	10/15/27	BB+	2,398,500

1,800	Staples Inc., 144A, (4)	8.500%	9/15/25	B–	1,689,750

1,250	West Corp, 144A	8.500%	10/15/25	B3	1,146,875
	Total Commercial Services & Supplies				7,892,125

	Construction & Engineering – 0.8%

1,000	HC2 Holdings Inc., 144A	11.000%	12/01/19	B–	1,005,000

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering (continued)

$1,500	Michael Baker Holdings LLC Finance Corporation, 144A	8.750%	3/01/23	Caa1	$1,503,750
	Total Construction & Engineering				2,508,750

	Construction Materials – 0.6%

1,750	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,815,625

	Consumer Finance – 3.0%

3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	2,887,530

1,500	Enova International Inc., 144A	8.500%	9/01/24	B–	1,503,750

2,000	Enova International Inc., 144A, (4)	8.500%	9/15/25	B–	1,990,000

3,000	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B–	3,000,000
	Total Consumer Finance				9,381,280

	Diversified Financial Services – 5.5%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	2,005,000

2,470	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	2,420,600

2,500	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	2,455,625

1,500	Financial & Risk US Holdings Inc., 144A, (WI/DD)	8.250%	11/15/26	B+	1,490,910

1,750	Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	BB–	1,697,500

1,000	Nationstar Mortgage Holdings Inc., 144A	9.125%	7/15/26	B+	1,047,500

2,750	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	2,815,313

2,500	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,321,875

964	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	933,504
	Total Diversified Financial Services				17,187,827

	Diversified Telecommunication Services – 5.9%

2,000	Embarq Corporation	7.995%	6/01/36	BB	1,995,000

2,425	GCI Inc.	6.875%	4/15/25	B+	2,507,547

2,500	Intelsat Luxembourg SA, (4)	8.125%	6/01/23	CCC–	2,218,750

1,700	Iridium Communications Inc., 144A	10.250%	4/15/23	Caa1	1,857,760

1,900	Level 3 Financing Inc.	5.250%	3/15/26	BB	1,869,220

2,000	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,942,500

2,000	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	N/R	1,880,114

1,164	Windstream Corporation, (4)	7.750%	10/15/20	CCC+	849,720

3,174	Xplornet Communications, Inc., 144A, (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	3,245,031
	Total Diversified Telecommunication Services				18,365,642

	Electric Utilities – 1.6%

1,350	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	1,305,288

2,000	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	1,920,000

1,750	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,769,687
	Total Electric Utilities				4,994,975

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 2.5%

$1,000	Chesapeake Energy Corp, (4)	8.000%	6/15/27	B–	$1,019,500

1,500	Ensco PLC, (4)	7.750%	2/01/26	B	1,488,750

881	Golden Close Maritime Corp Ltd, 144A, Reg S (cash 8.000%, PIK 8.000%), (5)	8.000%	3/29/22	N/R	784,185

1,000	Hi-Crush Partners LP, 144A, (4)	9.500%	8/01/26	B–	930,000

771	Murray Energy Corp, 144A	11.250%	4/15/21	CCC	520,425

1,170	Pacific Drilling V Limited, 144A, (5)	7.250%	12/01/18	N/R	655,200

3,029	Parker Drilling Company, (4)	6.750%	7/15/22	B–	2,370,192
	Total Energy Equipment & Services				7,768,252

	Entertainment – 0.6%

1,750	Netflix Inc., 144A	5.875%	11/15/28	Ba3	1,748,810

	Equity Real Estate Investment Trusts – 0.8%

2,500	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, 144A	6.000%	4/15/23	BB+	2,425,000

	Food & Staples Retailing – 2.0%

1,400	Albertsons Cos LLC/Safeway Inc./New Albertron’s Inc./Albertson’s LLC	6.625%	6/15/24	B+	1,345,750

1,819	Albertson’s, Inc.	7.450%	8/01/29	B–	1,500,675

2,000	Rite Aid Corporation, 144A	6.125%	4/01/23	BB	1,792,500

1,500	Supervalu Inc.	7.750%	11/15/22	B	1,558,125
	Total Food & Staples Retailing				6,197,050

	Food Products – 2.6%

1,500	ESAL GmbH, 144A, (4)	6.250%	2/05/23	BB–	1,486,875

794	Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	730,480

2,000	JBS USA LUX SA / JBS USA Finance Inc. 144A	6.750%	2/15/28	B+	1,987,500

2,000	Minerva Luxembourg SA, 144A	6.500%	9/20/26	BB–	1,875,000

2,000	Post Holdings Inc., 144A	5.625%	1/15/28	B+	1,925,000
	Total Food Products				8,004,855

	Gas Utilities – 0.5%

1,500	Superior Plus LP / Superior General Partner Inc. 144A	7.000%	7/15/26	BB	1,515,000

	Health Care Providers & Services – 1.3%

174	CHS/Community Health Systems Inc., 144A, (4)	8.125%	6/30/24	CCC–	145,290

1,000	Community Health Systems, Inc.	6.875%	2/01/22	CCC–	560,300

3,375	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,480,469
	Total Health Care Providers & Services				4,186,059

	Health Care Technology – 0.5%

1,500	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	1,599,375

	Hotels, Restaurants & Leisure – 3.2%

2,250	1011778 B.C. Unlimited Liability Company/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	2,135,542

1,500	Golden Nugget Inc., 144A	8.750%	10/01/25	CCC+	1,572,420

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	$1,372,650

1,500	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,425,000

1,500	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B–	1,547,535

2,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	1,857,500
	Total Hotels, Restaurants & Leisure				9,910,647

	Household Durables – 1.9%

1,700	Apex Tool Group LLC / BC Mountain Finance Inc., 144A, (4)	9.000%	2/15/23	B–	1,653,250

3,290	Beazer Homes USA Inc.	5.875%	10/15/27	B–	2,796,500

1,500	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	1,338,750
	Total Household Durables				5,788,500

	Independent Power & Renewable Electricity Producers – 1.9%

2,500	Calpine Corporation, 144A	5.250%	6/01/26	BB+	2,315,625

2,350	Talen Energy Supply LLC	6.500%	6/01/25	B+	1,809,500

2,000	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	1,860,000
	Total Independent Power & Renewable Electricity Producers				5,985,125

	Industrial Conglomerates – 0.4%

1,250	Techniplas, LLC, 144A	10.000%	5/01/20	B–	1,181,250

	Insurance – 0.5%

2,000	Genworth Holdings Inc.	4.800%	2/15/24	B	1,710,000

	Interactive Media & Services – 0.7%

2,300	Rackspace Hosting Inc., 144A, (4)	8.625%	11/15/24	BB–	2,239,625

	Internet Software & Services – 0.3%

2,000	Sungard Availability Services Capital, Inc., 144A	8.750%	4/01/22	Caa2	940,000

	Leisure Products – 0.6%

2,000	Mattel Inc., 144A	6.750%	12/31/25	BB–	1,960,000

	Machinery – 0.7%

2,050	Navistar International Corporation, 144A	6.625%	11/01/25	B–	2,132,000

	Marine – 0.9%

1,193	Eletson Holdings Inc., (cash 9.625%, PIK 6.000%)	9.625%	1/15/22	CCC	548,602

500	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B–	413,000

2,000	Navios Maritime Holdings Inc., 144A	11.250%	8/15/22	B	1,820,000
	Total Marine				2,781,602

	Media – 3.9%

1,500	Altice S.A, 144A, (4)	7.750%	5/15/22	B–	1,459,875

1,000	AMC Networks Inc.	4.750%	8/01/25	BB	959,570

2,000	CBS Radio, Inc., 144A, (4)	7.250%	11/01/24	B–	1,921,960

950	iHeartCommunications, Inc., (5)	7.250%	10/15/27	C	235,125

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Media (continued)

$2,200		McGraw-Hill Global Education Holdings, 144A, (4)	7.875%	5/15/24	BB+	$1,971,750

2,000		Meredith Corporation, 144A	6.875%	2/01/26	B	2,050,000

1,830		Sirius XM Radio Inc., 144A	5.375%	7/15/26	BB	1,820,850

1,975	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,576,453
		Total Media				11,995,583

		Metals & Mining – 8.2%

2,000		AK Steel Corporation	7.000%	3/15/27	B–	1,920,000

2,000		Aleris International Inc., 144A	10.750%	7/15/23	CCC+	2,120,000

2,500		Ferroglobe PLC / Globe Specialty Metals Inc., 144A, (4)	9.375%	3/01/22	B+	2,640,625

2,000		First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	1,977,500

2,000		FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,941,500

2,652		Freeport-McMoRan Inc.	5.400%	11/14/34	BB+	2,492,880

750		Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	770,708

3,504		Northland Resources AB, 144A, Reg S, (5)	15.000%	7/15/19	N/R	35,044

1,583		Northland Resources AB, 144A, Reg S, (5), (6)	4.000%	10/15/20	N/R	16

2,000		Northwest Acquisition/Dominion Finco Inc., 144A	7.125%	11/01/22	BB	2,045,000

1,500		Novelis Corp, 144A	6.250%	8/15/24	B+	1,530,000

1,500		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	1,545,000

2,630		Taseko Mines Limited, 144A	8.750%	6/15/22	B	2,672,738

2,000		United States Steel Corporation	6.875%	8/15/25	BB–	2,042,500

1,750		Warrior Met Coal LLC, 144A	8.000%	11/01/24	BB–	1,793,750
		Total Metals & Mining				25,527,261

		Multiline Retail – 0.5%

2,500		J.C. Penney Company Inc., 144A, (4)	8.625%	3/15/25	BB	1,675,000

		Oil, Gas & Consumable Fuels – 10.6%

2,834		Armstrong Energy Inc., (5)	11.750%	12/15/19	N/R	28

2,125		Ascent Resources – Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	BB–	2,395,938

1,250		Ascent Resources – Utica LLC / AEU Finance Corporation, 144A, (WI/DD)	7.000%	11/01/26	BB–	1,241,562

1,500		Calfrac Holdings LP, 144A	8.500%	6/15/26	B–	1,398,750

1,850		California Resources Corporation, 144A, (4)	8.000%	12/15/22	B–	1,764,438

1,000		CGG Holding US Inc. 144A	9.000%	5/01/23	B	1,042,500

1,500		Denbury Resources Incorporated, 144A	7.500%	2/15/24	B+	1,545,000

2,000		DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,929,242

1,675		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	1,381,875

1,500		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	Caa2	1,147,500

2,900		Genesis Energy LP	6.500%	10/01/25	B+	2,831,125

2,000		Halcon Resources Corp	6.750%	2/15/25	CCC+	1,920,000

2,220		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	2,020,200

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,704	Metro Exploration Holding Inc., (5), (6)	11.500%	2/16/20	N/R	$270

2,000	Moss Creek Resources Holdings, 144A	7.500%	1/15/26	B+	1,997,500

1,750	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	1,771,525

3,000	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B2	3,090,000

1,800	Southwestern Energy Company	7.500%	4/01/26	BB	1,885,500

2,000	Sunoco LP / Sunoco Finance Corp, 144A	4.875%	1/15/23	BB	1,980,000

1,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	5.875%	4/15/26	BB–	1,546,875
	Total Oil, Gas & Consumable Fuels				32,889,828

	Personal Products – 0.6%

2,000	Coty Inc., 144A, (4)	6.500%	4/15/26	BB	1,863,750

	Pharmaceuticals – 0.7%

2,000	Endo Finance LLC, 144A	5.375%	1/31/23	B3	2,200,000

	Real Estate Management & Development – 0.4%

1,500	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	1,398,750

	Road & Rail – 0.3%

1,000	United Rentals North America Inc.	4.875%	1/15/28	BB	937,500

	Specialty Retail – 2.0%

3,500	Goeasy Ltd, 144A	7.875%	11/01/22	BB–	3,644,375

3,000	L Brands Inc.	6.875%	11/01/35	Ba1	2,535,000
	Total Specialty Retail				6,179,375

	Tobacco – 1.6%

2,750	Pyxus International Inc., (4)	9.875%	7/15/21	CCC	2,670,938

2,500	Vector Group Limited, 144A	6.125%	2/01/25	BB–	2,312,500
	Total Tobacco				4,983,438

	Wireless Telecommunication Services – 3.4%

1,900	C&W SR Financing Designated Activity Co, 144A	6.875%	9/15/27	BB–	1,895,250

2,000	Digicel Limited, 144A, (4)	6.000%	4/15/21	B3	1,855,000

1,500	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC–	1,496,250

3,150	Sprint Capital Corporation	6.875%	11/15/28	B+	3,164,773

2,250	UPC Holding BV, 144A	5.500%	1/15/28	B	2,134,912
	Total Wireless Telecommunication Services				10,546,185
	Total Corporate Bonds (cost $274,775,227)				259,278,419

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.1%

	Banks – 0.5%

$1,500	BBVA Bancomer SA/Texas, 144A	7.250%	4/22/20	Ba1	$1,564,650

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.8%

$2,500	AerCap Global Aviation Trust, 144A			6.500%	6/15/45	Ba1	$2,600,000

	Food Products – 1.4%

2,000	Dairy Farmers of America Inc., 144A			7.125%	N/A (7)	Baa3	2,200,000

2,000	Land O’ Lakes Inc., 144A			7.000%	N/A (7)	BB	2,025,000
4,000	Total Food Products						4,225,000

	Oil, Gas & Consumable Fuels – 1.4%

3,000	Buckeye Partners LP			6.375%	1/22/78	Ba1	2,844,286

1,500	Plains All American Pipeline LP			6.125%	N/A (7)	BB	1,460,625
4,500	Total Oil, Gas & Consumable Fuels						4,304,911
$12,500	Total $1,000 Par (or similar) Institutional Preferred (cost $12,581,087)						12,694,561

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 2.2% (8)

	Banks – 1.1%

$1,200	Banco Bilbao Vizcaya Argentaria SA, (4)			6.125%	N/A (7)	Ba2	$1,078,500

1,000	Intesa Sanpaolo SpA, 144A			7.700%	N/A (7)	BB–	963,760

1,500	UniCredit SpA, Reg S			8.000%	N/A (7)	N/R	1,413,138
3,700	Total Banks						3,455,398

	Capital Markets – 1.1%

1,500	Credit Suisse Group AG, 144A			7.500%	N/A (7)	Ba2	1,543,125

2,000	Deutsche Bank AG, Reg S			6.250%	N/A (7)	B+	1,897,520
3,500	Total Capital Markets						3,440,645
$7,200	Total Contingent Capital Securities (cost $6,776,107)						6,896,043

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.0% (9)

	Diversified Financial Services – 0.5%

$1,734	Jill Acquisition LLC, First Lien Term Loan B	7.350%	3-Month LIBOR	5.000%	5/08/22	B	$1,713,700

	IT Services – 0.2%

500	Optiv Security Inc., Second Lien Term Loan	9.313%	3-Month LIBOR	7.250%	1/13/25	CCC	485,000

	Paper & Forest Products – 0.3%

1,000	Packaging Coordinators Midco Inc., Second Lien Term Loan	11.090%	3-Month LIBOR	8.750%	6/30/24	CCC+	1,000,000

	Professional Services – 1.0%

3,000	Sedgwick Claims Management Services Inc., Second Lien Term Loan	7.826%	3-Month LIBOR	5.750%	2/28/22	CCC+	3,016,890
$6,234	Total Variable Rate Senior Loan Interests (cost $6,186,954)						6,215,590

Shares	Description (1)	Value

	COMMON STOCKS – 1.6%

	Building Products – 0.0%

527	Dayton Superior Class A, (11), (12)	$5

585	Dayton Superior Class 1, (11)	6
	Total Building Products	11

	Capital Markets – 0.0%

2,293	Adamas Finance Asia Ltd, (12)	1,387

	Electric Utilities – 0.5%

40,000	Exelon Corp	1,746,400

	Energy Equipment & Services – 0.0%

19,121	Golden Close Maritime Corp Ltd, (12), (13)	78,704

3	SA Exploration Holdings, Inc., (11), (12)	—
	Total Energy Equipment & Services	78,704

	Independent Power & Renewable Electricity Producers – 0.6%

72,121	Vistra Energy Corp, (12)	1,794,371

	Metals & Mining – 0.0%

499,059	Northland Resources SE, (11), (12)	4,991

	Multi-Utilities – 0.2%

10,000	Dominion Energy Inc.	702,786

	Oil, Gas & Consumable Fuels – 0.3%

1	Arch Coal Inc.	89

34,000	Cenovus Energy Inc.	341,020

50,119	Connacher Oil and Gas Ltd, (11), (12)	10

15,000	Peabody Energy Corp	534,600

— (14)	Penn Virginia Corporation	20
	Total Oil, Gas & Consumable Fuels	875,739
	Total Common Stocks (cost $5,839,648)	5,204,389

Shares	Description (1), (15)	Value

	INVESTMENT COMPANIES – 1.1%

5,000	Adams Natural Resources Fund Inc.	$99,650

34,000	BlackRock Credit Allocation Income Trust	416,160

21,000	First Trust Strategic High Income Fund II	309,750

76,500	Invesco Dynamic Credit Opportunities Fund	877,455

59,500	Pimco Income Strategy Fund	703,290

51,000	Pioneer Floating Rate Trust	562,530

12,421	Western Asset Emerging Market Debt Fund Incorporated	166,690

22,351	WhiteHorse Finance Inc.	310,679
	Total Investment Companies (cost $3,229,515)	3,446,204

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9%

	Food Products – 0.3%

34,685	CHS Inc.	6.750%		N/R	$909,788

	Insurance – 0.1%

21,485	AmTrust Financial Services Inc.	7.250%		N/R	373,624

	Oil, Gas & Consumable Fuels – 0.5%

60,000	NuStar Energy LP	8.500%		B1	1,432,200
	Total $25 Par (or similar) Retail Preferred (cost $2,698,397)				2,715,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.0%

	Energy Equipment & Services – 0.0%

$ — (16)	Golden Close Maritime Corp Ltd	0.000%	3/29/22	N/R	$26
	Total Convertible Bonds (cost $49)				26

Shares	Description (1)				Value

	WARRANTS – 0.0%

	Energy Equipment & Services – 0.0%

28	SA Exploration Holdings, Inc., (11), (12)				$—

	Transportation – 0.0%

8,907	Jack Cooper Enterprises, 144A, (11)				—
	Total Warrants (cost $223)				—
	Total Long-Term Investments (cost $312,087,207)				296,450,844

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.1%

	Money Market Funds – 13.1%

40,645,168	First American Government Obligations Fund, Class X, (17)	1.978% (18)			$40,645,168
	Total Investments Purchased with Collateral from Securities Lending (cost $40,645,168)				40,645,168

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 5.2%

	Money Markets Funds – 5.2%

16,180,596	First American Treasury Obligations Fund, Class Z	1.958% (18)			$16,180,596
	Total Short-Term Investments (cost $16,180,596)				16,180,596
	Total Investments (cost $368,912,971) – 113.5%				353,276,608
	Other Assets Less Liabilities – (13.5)% (19)				(41,966,279)
	Net Assets – 100%				$311,310,329

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	1,558,759	Canadian Dollar	2,038,000	Goldman Sachs Bank USA	10/19/18	$(19,833)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	16	12/18	$1,923,966	$1,900,500	$(23,466)	$500

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$259,278,419	$—		$259,278,419
$1,000 Par (or similar) Institutional Preferred	—	12,694,561	—		12,694,561
Contingent Capital Securities	—	6,896,043	—		6,896,043
Variable Rate Senior Loans Interests	—	6,215,590	—		6,215,590
Common Stocks	5,120,673	78,704	5,012		5,204,389
Investment Companies	3,446,204	—	—		3,446,204
$25 Par (or similar) Retail Preferred	2,715,612	—	—		2,715,612
Convertible Bonds	—	26	—		26
Warrants	—	—	—	*	—
Investments Purchased with Collateral from Securities Lending	40,645,168	—	—		40,645,168
Short-Term Investments:
Money Market Funds	16,180,596	—	—		16,180,596
Investments in Derivatives:
Forward Foreign Currency Contracts**	—	(19,833)	—		(19,833)
Futures Contracts**	(23,466)	—	—		(23,466)
Total	$68,084,787	$285,143,510	$5,012		$353,233,309
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$369,581,931
Gross unrealized:
Appreciation	$4,819,390
Depreciation	(21,124,713)
Net unrealized appreciation (depreciation) of investments	$(16,305,323)

Tax cost of forward contracts	$(19,833)
Net unrealized appreciation (depreciation) on forward contracts	—

Tax cost of futures contracts	$(23,466)
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $39,068,415.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion, of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(12)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(13)	For fair value measurement disclosure purposes, investment classified as Level 2.

(14)	Rounds to less than 1 share.

(15)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(16)	Principal Amount (000) rounds to less than $1,000.

(17)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(18)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(19)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 54.1%

	Aerospace & Defense – 1.4%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$2,730,842

930	Bombardier Inc., 144A	7.500%	3/15/25	B	959,062

3,000	General Dynamics Corporation	2.625%	11/15/27	A+	2,744,498

3,380	Rockwell Collins Inc.	3.500%	3/15/27	BBB	3,210,023
	Total Aerospace & Defense				9,644,425

	Air Freight & Logistics – 0.3%

2,280	FedEx Corporation	3.300%	3/15/27	BBB	2,177,645

	Airlines – 1.4%

1,241	American Airlines Group Inc., 144A	5.600%	7/15/20	BBB–	1,262,720

2,000	American Airlines Inc., Pass Through Trust 2016-1A	4.625%	N/A (7)	BB–	2,005,000

904	American Airlines Inc., Pass Through Trust 2013-2B	3.575%	1/15/28	AA+	880,464

2,804	British Airways 2018-1 Class AA Pass Through Trust, 144A	3.800%	9/20/31	Aa2	2,804,413

2,444	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	2,532,415
	Total Airlines				9,485,012

	Auto Components – 0.6%

1,180	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	1,205,075

750	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	746,888

2,000	Lear Corporation	5.375%	3/15/24	BBB–	2,055,954
	Total Auto Components				4,007,917

	Automobiles – 1.7%

3,000	BMW US Capital LLC, 144A	3.100%	4/12/21	A+	2,980,244

2,230	BMW US Capital LLC, 144A	3.450%	4/12/23	A+	2,209,537

5,680	General Motors Corporation	4.000%	4/01/25	BBB	5,444,585

920	Jaguar Land Rover Automotive PLC, 144A	4.500%	10/01/27	BB+	754,216
	Total Automobiles				11,388,582

	Banks – 8.0%

2,435	Banco Santander SA	3.800%	2/23/28	A–	2,211,214

1,064	Bank of America Corporation	4.000%	4/01/24	A+	1,073,219

1,105	Bank of America Corporation	3.248%	10/21/27	A+	1,027,504

3,662	Bank of America Corporation	3.419%	12/20/28	A+	3,434,880

3,800	Barclays Bank PLC	3.650%	3/16/25	A	3,568,496

2,010	BNP Paribas SA, 144A	4.375%	5/12/26	A	1,956,412

1,405	Citigroup Inc.	4.500%	1/14/22	A	1,444,466

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Banks (continued)

$6,495	Citigroup Inc.	3.750%	6/16/24	A	$6,442,279

3,155	Citigroup Inc.	3.200%	10/21/26	A	2,945,093

2,995	Citigroup Inc.	4.300%	11/20/26	A–	2,950,963

2,100	ING Groep N.V	3.950%	3/29/27	A+	2,014,585

1,400	JPMorgan Chase & Company	4.500%	1/24/22	AA–	1,443,730

9,250	JPMorgan Chase & Company	3.200%	1/25/23	AA–	9,115,179

1,100	JPMorgan Chase & Company	3.875%	9/10/24	A+	1,089,157

2,715	JPMorgan Chase & Company	4.260%	2/22/48	AA–	2,619,342

2,425	PNC Financial Services Inc.	3.150%	5/19/27	A+	2,293,240

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,361,967

3,090	SunTrust Banks Inc.	2.450%	8/01/22	A–	2,967,070

2,505	Wells Fargo & Company	4.600%	4/01/21	A+	2,575,801
	Total Banks				54,534,597

	Beverages – 1.7%

5,785	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	5,613,475

2,340	Dr. Pepper Snapple Group Inc., 144A	4.417%	5/25/25	BBB	2,349,195

3,870	Heineken NV, 144A	3.500%	1/29/28	BBB+	3,693,409
	Total Beverages				11,656,079

	Building Products – 0.5%

930	American Woodmark Corp, 144A	4.875%	3/15/26	BB	888,731

2,740	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,745,615
	Total Building Products				3,634,346

	Capital Markets – 6.1%

4,845	Charles Schwab Corporation.	2.650%	1/25/23	A	4,687,380

3,630	Deutsche Bank AG	4.875%	12/01/32	BBB	3,225,436

1,000	DKT Finance ApS, 144A	9.375%	6/17/23	B–	1,052,500

1,250	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	1,319,531

1,375	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,439,464

900	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	957,346

8,250	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	8,270,985

2,295	Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	2,273,000

4,915	Lazard Group LLC	3.625%	3/01/27	A–	4,581,652

3,070	Morgan Stanley	4.000%	7/23/25	A	3,058,335

8,500	Morgan Stanley	3.950%	4/23/27	A–	8,153,522

2,415	Northern Trust Company	3.950%	10/30/25	A+	2,451,936
	Total Capital Markets				41,471,087

	Chemicals – 1.5%

3,000	Agrium Inc.	3.375%	3/15/25	BBB	2,835,339

995	Chemours Co	5.375%	5/15/27	BB–	960,175

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Chemicals (continued)

$1,000	FXI Holdings, Inc., 144A	7.875%	11/01/24	B	$953,750

1,950	Hexion Inc.	6.625%	4/15/20	CCC+	1,833,000

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,494,375

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,282,500

750	Tronox Inc., 144A, (4)	6.500%	4/15/26	B–	722,812
	Total Chemicals				10,081,951

	Commercial Services & Supplies – 0.8%

2,105	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,098,772

1,529	Brinks Company., 144A	4.625%	10/15/27	BB+	1,410,503

800	Staples Inc., 144A	8.500%	9/15/25	B–	751,000

1,000	West Corp, 144A	8.500%	10/15/25	B3	917,500
	Total Commercial Services & Supplies				5,177,775

	Construction & Engineering – 0.1%

750	New Enterprise Stone & Lime Co Inc., 144A	6.250%	3/15/26	B+	755,625

	Construction Materials – 0.2%

1,250	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,296,875

	Consumer Finance – 0.7%

3,280	Capital One Financial Corporation.	3.750%	3/09/27	A–	3,094,358

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	962,510

745	Navient Corp	6.750%	6/15/26	BB	737,550
	Total Consumer Finance				4,794,418

	Containers & Packaging – 0.4%

1,740	International Paper Company	8.700%	6/15/38	BBB	2,404,434

	Diversified Financial Services – 1.1%

1,000	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	982,250

1,750	Discover Bank	4.250%	3/13/26	BBB+	1,722,715

1,955	Jefferies Group Inc.	4.850%	1/15/27	BBB	1,921,614

750	Nationstar Mortgage Holdings Inc., 144A	8.125%	7/15/23	B+	785,475

2,000	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	1,857,500
	Total Diversified Financial Services				7,269,554

	Diversified Telecommunication Services – 2.4%

2,335	AT&T, Inc.	3.800%	3/15/22	A–	2,343,515

4,215	AT&T, Inc.	3.400%	5/15/25	A–	4,011,117

883	Frontier Communications Corporation, (4)	8.500%	4/15/20	B	891,830

500	Frontier Communications Corporation, (4)	11.000%	9/15/25	B	389,855

1,175	GCI Inc.	6.875%	4/15/25	B+	1,214,997

1,500	IntelSat Jackson Holdings, (4)	8.125%	6/01/23	CCC–	1,331,250

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,518,501

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Diversified Telecommunication Services (continued)

$1,350		Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	$1,311,188

2,650		Telefonica Emisiones SAU	4.103%	3/08/27	BBB	2,545,842
		Total Diversified Telecommunication Services				16,558,095

		Electrical Equipment – 0.2%

1,540		Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	1,555,400

		Energy Equipment & Services – 0.9%

1,500		Ensco PLC, (4)	5.200%	3/15/25	B	1,305,000

2,375		HSBC Holdings PLC	4.375%	11/23/26	A+	2,333,095

1,165		Oceaneering International Inc.	6.000%	2/01/28	BBB–	1,166,133

1,000		Precision Drilling Corporation, 144A	7.125%	1/15/26	BB	1,027,500
		Total Energy Equipment & Services				5,831,728

		Equity Real Estate Investment Trusts – 1.0%

3,070		American Tower Company	5.000%	2/15/24	BBB	3,210,461

2,080		Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,080,893

1,420		Weyerhaeuser Co	4.700%	3/15/21	BBB	1,454,878
		Total Equity Real Estate Investment Trusts				6,746,232

		Food & Staples Retailing – 0.6%

1,000		Rite Aid Corporation, 144A	6.125%	4/01/23	BB	896,250

2,975		Sysco Corporation	3.300%	7/15/26	A3	2,841,854
		Total Food & Staples Retailing				3,738,104

		Food Products – 0.9%

2,460		Bunge Limited Finance Company	3.250%	8/15/26	BBB	2,224,970

1,000		JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	B+	993,750

2,235		Kraft Heinz Foods Company	4.375%	6/01/46	BBB	1,970,796

800		Post Holdings Inc., 144A	5.625%	1/15/28	B+	770,000
		Total Food Products				5,959,516

		Gas Utilities – 0.2%

1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,228,125

		Health Care Equipment & Supplies – 0.1%

400	EUR	Synlab Bondco PLC, 144A	6.250%	7/01/22	B+	479,792

		Health Care Providers & Services – 1.1%

1,515		Centene Escrow I Corp, 144A	5.375%	6/01/26	BB+	1,552,875

871		Community Health Systems, Inc.	6.875%	2/01/22	CCC–	488,021

715		Community Health Systems, Inc.	6.250%	3/31/23	B	680,144

96		CHS/Community Health Systems Inc., 144A, (4)	8.125%	6/30/24	CCC–	80,160

3,815		CVS Health Corp	4.300%	3/25/28	Baa1	3,777,350

835		HCA Inc.	5.500%	6/15/47	BBB–	846,481
		Total Health Care Providers & Services				7,425,031

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 0.5%

$720	1011778 B.C. Unlimited Liability Company/New Red Finance Inc., 144A	5.000%	10/15/25	B–	$689,407

1,230	Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	1,222,312

1,550	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	1,489,612
	Total Hotels, Restaurants & Leisure				3,401,331

	Household Durables – 1.1%

1,000	Apex Tool Group LLC / BC Mountain Finance Inc., 144A, (4)	9.000%	2/15/23	B–	972,500

2,940	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	2,895,479

2,505	Newell Brands Inc.	4.200%	4/01/26	BBB–	2,381,475

1,000	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	892,500
	Total Household Durables				7,141,954

	Household Products – 0.1%

1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,206,462

	Independent Power & Renewable Electricity Producers – 0.2%

1,000	Calpine Corporation., 144A	5.250%	6/01/26	BB+	926,250

1,000	Talen Energy Supply LLC, 144A	6.500%	6/01/25	B+	770,000
	Total Independent Power & Renewable Electricity Producers				1,696,250

	Industrial Conglomerates – 1.3%

1,000	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	1,022,300

3,740	GE Capital International Funding CO	4.418%	11/15/35	A2	3,505,377

3,200	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	3,107,512

1,000	Stena International SA, 144A	5.750%	3/01/24	BB–	933,750
	Total Industrial Conglomerates				8,568,939

	Insurance – 3.3%

646	AFLAC Insurance	6.450%	8/15/40	A–	785,268

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	3,021,035

1,230	Genworth Holdings Inc.	4.800%	2/15/24	B	1,051,650

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,489,826

2,535	Lincoln National Corporation	4.000%	9/01/23	A–	2,563,037

3,015	Symetra Financial Corporation	4.250%	7/15/24	Baa1	2,967,521

2,075	Unum Group	4.000%	3/15/24	BBB	2,048,650

1,805	Willis North America, Inc.	3.600%	5/15/24	BBB	1,753,498

4,790	XLIT Limited	4.450%	3/31/25	Baa1	4,743,527
	Total Insurance				22,424,012

	Internet Software & Services – 0.4%

2,865	eBay Inc.	3.800%	3/09/22	BBB+	2,885,556

	Leisure Products – 0.1%

750	Mattel Inc., 144A	6.750%	12/31/25	BB–	735,000

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Machinery – 0.6%

$3,370		John Deere Capital Corporation	2.650%	6/24/24	A	$3,202,912

1,000		Navistar International Corporation, 144A	6.625%	11/01/25	B–	1,040,000
		Total Machinery				4,242,912

		Marine – 0.2%

749		Eletson Holdings Inc., (cash 9.625%, PIK 6.000%)	9.625%	1/15/22	CCC	344,360

1,000		Navios Maritime Acquisition Corporation, 144A, (4)	11.250%	8/15/22	B	910,000
		Total Marine				1,254,360

		Media – 1.8%

2,260		CBS Corporation	4.000%	1/15/26	BBB	2,214,025

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,116,774

1,000		Meredith Corporation., 144A	6.875%	2/01/26	B	1,025,000

2,200		Telenet Finance Luxembourg, 144A	5.500%	3/01/28	Ba3	2,068,125

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,396,857

1,600		VTR Finance BV, 144A	6.875%	1/15/24	BB–	1,628,000

1,805		Warner Media LLC	3.875%	1/15/26	A–	1,750,641
		Total Media				12,199,422

		Metals & Mining – 1.0%

1,000		First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	915,000

1,205		Glencore Funding LLC, 144A	4.000%	3/27/27	BBB+	1,130,522

615		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	631,980

1,000		Northwest Acquisition/Dominion Finco Inc. , 144A	7.125%	11/01/22	BB	1,022,500

1,000		Novelis Corp, 144A	6.250%	8/15/24	B+	1,020,000

1,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	1,030,000

1,045		United States Steel Corp	6.250%	3/15/26	BB–	1,035,856
		Total Metals & Mining				6,785,858

		Multi-Utilities – 0.3%

2,170		Sempra Energy	3.400%	2/01/28	BBB+	2,029,993

		Oil, Gas & Consumable Fuels – 4.0%

2,435		Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	A–	2,362,416

1,262		Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,526,024

2,405		Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	2,374,089

1,000		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	825,000

1,500		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,365,000

2,700		MPLX LP	4.875%	6/01/25	BBB	2,788,543

1,000		PBF Holding Company LLC.	7.250%	6/15/25	BB	1,050,000

1,000		Petrobras Global Finance BV	7.375%	1/17/27	Ba2	1,012,300

1,275		Petro Canada	6.800%	5/15/38	A–	1,623,495

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,575	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	$1,526,490

1,345	Sabine Pass Liquefaction LLC.	5.875%	6/30/26	BBB–	1,452,037

1,250	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B2	1,287,500

1,000	Sunoco LP / Sunoco Finance Corp., 144A	4.875%	1/15/23	BB	990,000

670	Targa Resources Inc.	4.250%	11/15/23	BB–	654,088

1,915	Western Gas Partners LP	4.500%	3/01/28	BBB–	1,835,984

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,768,188

1,515	WPX Energy Inc.	5.750%	6/01/26	BB–	1,533,937
	Total Oil, Gas & Consumable Fuels				26,975,091

	Paper & Forest Products – 0.3%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,190,452

	Personal Products – 0.1%

1,145	Coty Inc., 144A, (4)	6.500%	4/15/26	BB	1,066,997

	Pharmaceuticals – 0.5%

1,995	Endo Finance LLC, 144A	5.375%	1/31/23	B3	1,755,600

1,515	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	1,597,206
	Total Pharmaceuticals				3,352,806

	Real Estate Management & Development – 0.2%

1,500	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	1,398,750

	Road & Rail – 0.5%

750	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	740,625

1,500	Union Pacific Corp	4.500%	9/10/48	A–	1,524,120

1,000	United Rentals North America Inc.	4.875%	1/15/28	BB	937,500
	Total Road & Rail				3,202,245

	Semiconductors & Semiconductor Equipment – 0.7%

2,655	Intel Corporation	3.150%	5/11/27	A+	2,566,816

2,425	Texas Instruments Incorporated	2.900%	11/03/27	A+	2,280,697
	Total Semiconductors & Semiconductor Equipment				4,847,513

	Software – 0.5%

875	CDK Global Inc.	5.875%	6/15/26	BB+	903,770

2,450	Microsoft Corporation	3.300%	2/06/27	AAA	2,405,376
	Total Software				3,309,146

	Specialty Retail – 1.1%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	1,982,964

2,900	Bed Bath and Beyond Incorporated	5.165%	8/01/44	Baa2	2,057,784

1,500	L Brands, Inc.	6.875%	11/01/35	Ba1	1,267,500

2,405	Lowes Companies, Inc.	3.100%	5/03/27	A–	2,293,829
	Total Specialty Retail				7,602,077

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Tobacco – 0.3%

$750	Pyxus International Inc., (4)	9.875%	7/15/21	CCC	$728,437

1,410	Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,304,250
	Total Tobacco				2,032,687

	Trading Companies & Distributors – 0.5%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB	2,005,973

515	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	489,250

600	Ashtead Capital Inc., 144A	5.250%	8/01/26	BBB–	606,150
	Total Trading Companies & Distributors				3,101,373

	Wireless Telecommunication Services – 0.6%

1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	967,500

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	956,800

500	Sprint Capital Corporation	6.875%	11/15/28	B+	502,345

1,706	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,699,852
	Total Wireless Telecommunication Services				4,126,497
	Total Corporate Bonds (cost $375,521,863)				367,080,028

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 20.8%

$5,075	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	$4,980,143

2,250	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,252,931

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	2,383,715

20	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	19,443

1,200	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.507%	9/17/48	A–	1,205,383

770	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	644,272

5,155	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	5,083,626

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	2,377,992

1,880	Citibank Credit Card Issuance Trust, Series 2014-A6.	2.150%	7/15/21	Aaa	1,870,762

3,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (5)	3.158%	4/15/36	AAA	3,007,452

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.259%	3/12/48	A–	3,798,614

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.642%	10/10/48	A–	3,150,051

40	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	40,235

618	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	607,413

108	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	113,007

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,950		Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	$1,918,647

3,495		Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (5)	3.585%	7/25/47	BBB+	3,504,171

3,643		Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	3,518,748

59		Fannie Mae Mortgage Interest Strips	5.000%	9/01/24	N/R	2,050

36		Fannie Mae Mortgage Pool FN 255956	6.000%	9/01/37	N/R	39,259

42		Fannie Mae Mortgage Pool FN 256890	6.000%	6/01/37	N/R	46,018

41		Fannie Mae Mortgage Pool FN 725205	6.000%	11/01/34	N/R	44,639

42		Fannie Mae Mortgage Pool FN 725773	6.000%	4/01/32	N/R	44,374

178		Fannie Mae Mortgage Pool FN 735060	6.000%	3/01/34	N/R	189,139

73		Fannie Mae Mortgage Pool FN 745101	5.000%	3/01/34	N/R	78,060

102		Fannie Mae Mortgage Pool FN 745324	5.500%	9/01/34	N/R	110,363

30		Fannie Mae Mortgage Pool FN 824163	5.500%	4/01/35	N/R	32,326

41		Fannie Mae Mortgage Pool FN 831377	6.500%	4/01/36	N/R	44,663

18		Fannie Mae Mortgage Pool FN 852909	6.500%	4/01/36	N/R	19,211

—	(6)	Fannie Mae Mortgage Pool FN 889618	5.500%	7/01/38	N/R	62

—	(6)	Fannie Mae Mortgage Pool FN 893318	5.500%	5/01/38	N/R	96

30		Fannie Mae Mortgage Pool FN 905597	6.500%	8/01/36	N/R	32,863

3		Fannie Mae Mortgage Pool FN 944340, (12-Month LIBOR reference rate + 1.890% spread), (5)	3.640%	12/01/36	N/R	3,497

29		Fannie Mae Mortgage Pool FN 946228, (12-Month LIBOR reference rate + 1.590% spread), (5)	4.340%	9/01/37	N/R	29,855

170		Fannie Mae Mortgage Pool FN 985344	5.500%	11/01/38	N/R	182,946

103		Fannie Mae Mortgage Pool FN AA0005	5.500%	12/01/38	N/R	110,873

2		Fannie Mae Mortgage Pool FN AA0889	5.500%	7/01/24	N/R	2,401

555		Fannie Mae Mortgage Pool FN AL1187	5.500%	10/01/25	N/R	592,454

14,150		Fannie Mae Mortgage Pool FNCL 3.5 10/18, (WI/DD)	3.500%	TBA	N/R	13,924,633

755		Fannie Mae Mortgage Pool FNCL 4 10/18, (WI/DD)	4.000%	TBA	N/R	762,354

1,430		Fannie Mae Mortgage Pool FNCL 4.5 10/18, (WI/DD)	4.500%	TBA	N/R	1,475,190

2,000		Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,974,938

2,050		Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	2,029,849

3,218		Flagstar Mortgage Trust 2018-4, 144A	4.000%	7/25/48	Aaa	3,227,537

3,259		Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	3,205,373

2,972		Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	3,013,067

211		Freddie Mac Mortgage Pool, Various	6.500%	7/01/31	Aaa	233,433

45		Freddie Mac Mortgage Pool, Various	7.000%	8/01/37	Aaa	48,030

2,465		Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	2,118,563

3,000		Honda Auto Receivables Owner Trust 2017-2	1.870%	9/15/23	AAA	2,923,822

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,069	Impact Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	$1,076,091

1,870	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (5)	3.008%	12/19/36	Aaa	1,874,196

3,953	Invitation Homes Trust 2018-SFR1, 144A, (1-Month LIBOR reference rate + 0.700% spread), (5)	2.858%	3/19/37	Aaa	3,941,902

3,376	Invitation Homes Trust 2018-SFR2, 144A, (1-Month LIBOR reference rate + 0.900% spread), (5)	3.058%	6/18/37	Aaa	3,377,695

3,547	Invitation Homes Trust 2018-SFR3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (5)	3.158%	7/17/37	Aaa	3,568,122

549	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (5)	2.496%	6/25/37	BBB–	539,441

5,000	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (5)	2.963%	7/17/34	AAA	5,001,568

1,500	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	1,490,612

2,028	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	Caa1	2,050,329

2,750	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.912%	6/17/47	BBB–	2,468,697

1,955	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.379%	4/17/48	BBB–	1,730,083

3,100	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	3,032,881

2,811	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	2,819,375

2,115	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, 144A	4.532%	8/15/50	BBB	2,110,241

3,900	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	3,900,390

2,100	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.262%	9/05/48	BBB–	2,095,695

75	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	71,476

2,830	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, 144A	4.500%	10/25/48	Aaa	2,869,816

1,244	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	1,251,751

4,153	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	4,099,937

3,130	Starwood Waypoint Homes Trust, 2017-1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (5)	3.108%	1/22/35	Aaa	3,129,621

1,822	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	1,840,381

3,000	Volkswagen Auto Loan Enhanced	2.810%	7/20/21	AAA	2,997,484

150	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	4.161%	10/20/35	D	148,236

143	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.262%	8/25/38	AA	149,643

1,635	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.646%	9/17/58	BBB–	1,502,745

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$9	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	4.207%	2/25/35	AA+	$8,982

2,630	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3, 144A	5.335%	3/17/44	A1	2,676,668

2,176	World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	2,148,465
$142,803	Total Asset-Backed and Mortgage-Backed Securities (cost $141,269,309)				140,991,066

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.5%

	Automobiles – 0.3%

$2,470	General Motors Financial Company Inc.	5.750%	N/A (7)	BB+	$2,340,325

	Banks – 3.3%

2,695	Bank of America Corp	6.300%	N/A (7)	BBB–	2,903,863

3,865	Bank of America Corporation	5.875%	N/A (7)	BBB–	3,831,181

2,000	Cobank Agricultural Credit Bank	6.250%	N/A (7)	BBB+	2,120,000

4,000	JPMorgan Chase & Company	6.750%	N/A (7)	BBB	4,365,000

2,797	KeyCorp Convertible Preferred Stock	5.000%	N/A (7)	Baa3	2,741,060

1,000	M&T Bank Corporation, (4)	5.125%	N/A (7)	Baa2	1,007,500

4,570	SunTrust Bank Inc.	5.050%	N/A (7)	Baa3	4,512,875

1,000	Wachovia Capital Trust III, (15)	5.570%	N/A (7)	Baa2	990,500
21,927	Total Banks				22,471,979

	Capital Markets – 1.2%

2,325	Bank of New York Mellon	4.950%	N/A (7)	Baa1	2,371,500

3,005	Goldman Sachs Group Inc., (4)	5.300%	N/A (7)	Ba1	3,006,502

1,000	Morgan Stanley	5.550%	N/A (7)	BB+	1,026,500

1,605	State Street Corporation	5.250%	N/A (7)	Baa1	1,633,890
7,935	Total Capital Markets				8,038,392

	Commercial Services & Supplies – 0.3%

1,550	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	1,612,000

	Consumer Finance – 0.9%

2,020	American Express Company	5.200%	N/A (7)	Baa2	2,042,725

3,920	Capital One Financial Corporation	5.550%	N/A (7)	Baa3	3,988,600
5,940	Total Consumer Finance				6,031,325

	Diversified Financial Services – 0.3%

1,710	Voya Financial Inc.	6.125%	N/A (7)	BB+	1,737,788

	Food Products – 0.4%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (7)	BB	3,016,300

	Industrial Conglomerates – 0.6%

4,086	General Electric Capital Corporation	5.000%	N/A (7)	Baa1	3,983,339

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Insurance – 2.0%

$3,770	Aegon NV, (4)	5.500%	4/11/48	Baa1	$3,647,852

2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,060,000

3,870	American International Group Inc.	5.750%	4/01/48	Baa2	3,758,737

3,730	MetLife Inc.	5.250%	N/A (7)	BBB	3,778,490
13,370	Total Insurance				13,245,079

	Oil, Gas & Consumable Fuels – 0.2%

1,000	Buckeye Partners LP	6.375%	1/22/78	Ba1	948,095

750	Plains All American Pipeline LP	6.125%	N/A (7)	BB	730,313
1,750	Total Oil, Gas & Consumable Fuels				1,678,408
$63,518	Total $1,000 Par (or similar) Institutional Preferred (cost $63,882,969)				64,154,935

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 7.4% (8)

	Banks – 5.9%

$1,590	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (7)	Baa2	$1,645,650

1,400	Banco Bilbao Vizcaya Argentaria S.A, (4)	6.125%	N/A (7)	Ba2	1,258,250

1,300	Banco Mercantil del Norte, 144A	7.625%	N/A (7)	BB	1,313,000

2,000	Barclays PLC	7.750%	N/A (7)	BB+	2,005,000

2,330	BNP Paribas SA, 144A, (4)	7.375%	N/A (7)	BBB–	2,449,296

2,000	Credit Agricole SA, 144A	8.125%	N/A (7)	BBB–	2,199,944

8,905	Credit Agricole SA, 144A	7.875%	N/A (7)	BBB–	9,373,225

2,500	HSBC Holdings PLC	6.375%	N/A (7)	BBB	2,478,125

2,000	ING Groep N.V	6.500%	N/A (7)	BBB–	1,928,000

2,300	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB–	2,216,648

1,500	Lloyds Banking Group PLC	7.500%	N/A (7)	Baa3	1,546,875

1,600	Nordea Bank AB, 144A	6.125%	N/A (7)	BBB	1,570,000

1,999	Royal Bank of Scotland Group PLC	7.500%	N/A (7)	Ba2	2,046,476

3,020	Societe Generale SA, 144A	6.750%	N/A (7)	BB+	2,817,660

1,880	Standard Chartered PLC, 144A	7.500%	N/A (7)	Ba1	1,931,700

3,715	UniCredit SpA, Reg S	8.000%	N/A (7)	B+	3,499,872
40,039	Total Banks				40,279,721

	Capital Markets – 1.2%

2,860	Credit Suisse Group AG, 144A	7.500%	N/A (7)	Ba2	2,942,225

2,000	Macquarie Bank Limited, 144A	6.125%	N/A (7)	Ba1	1,825,000

3,005	UBS Group AG, Reg S	7.000%	N/A (7)	BB+	3,190,276
7,865	Total Capital Markets				7,957,501

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)		Description (2)	Coupon			Maturity	Ratings (3)	Value

		Diversified Financial Services – 0.3%

$2,000		Credit Suisse Group AG, 144A	7.500%			N/A (7)	BB	$2,104,880
$49,904		Total Contingent Capital Securities (cost $52,567,185)						50,342,102

Principal Amount (000) (1)		Description (2)	Coupon			Maturity	Ratings (3)	Value

		SOVEREIGN DEBT – 4.4%

		Argentina – 0.3%

$2,785		Republic of Argentina.	6.875%			1/11/48	B+	$2,144,450

		Egypt – 0.6%

4,400		Egypt Government International Bond, 144A	5.577%			2/21/23	B	4,266,768

		Germany – 2.8%

10,300	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S	0.250%			2/15/27	Aaa	11,909,679

6,000	EUR	Bundesrepublik Deutschland Bundesanleihe, Reg S	0.500%			2/15/28	Aaa	7,019,887
		Total Germany						18,929,566

		Oman – 0.3%

2,000		Oman Government International Bond, 144A	6.750%			1/17/48	Baa3	1,945,240

		Saudi Arabia – 0.4%

2,850		Saudi Government International Bond, 144A	4.000%			4/17/25	A1	2,851,425
		Total Sovereign Debt (cost $30,394,071)						30,137,449

Principal Amount (000)		Description (2)	Coupon			Maturity	Ratings (3)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2%

$5,015		United States of America Treasury Bonds	2.750%			11/15/47	Aaa	$4,588,137

3,887		United States Treasury Notes	0.500%			1/15/28	Aaa	3,731,883
$8,902		Total U.S. Government and Agency Obligations (cost $8,636,525)						8,320,020

Principal Amount (000)		Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 0.7% (9)

		Containers & Packaging – 0.3%

$980		Packaging Coordinators Inc., First Lien Term Loan	6.340%	3-Month LIBOR	4.000%	6/29/23	B	$984,596

1,000		Packaging Coordinators Inc., Second Lien Term Loan	11.090%	3-Month LIBOR	8.750%	6/30/24	CCC+	1,000,000
1,980		Total Paper & Forest Products						1,984,596

		Diversified Financial Services – 0.1%

867		Jill Acquisition LLC, First Lien Term Loan B	7.350%	3-Month LIBOR	5.000%	5/08/22	B	856,850

		Professional Services – 0.3%

2,000		Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.826%	3-Month LIBOR	5.750%	2/28/22	CCC+	2,011,260
$4,847		Total Variable Rate Senior Loan Interests (cost $4,801,843)						4,852,706

Shares	Description (2)		Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Banks – 0.3%

20,600	AgriBank FCB, (11)		6.875%	BBB+	$2,193,900

	Insurance – 0.3%

70,000	Enstar Group Ltd		7.000%	BB+	1,848,000
	Total $25 Par (or similar) Retail Preferred (cost $3,810,000)				4,041,900

Principal Amount (000)	Description (2)	Optional Call Provisions (12)		Ratings (3)	Value

	MUNICIPAL BONDS – 0.3%

	Georgia – 0.3%

$1,549	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57	No Opt. Call		A–	$1,777,756
$1,549	Total Municipal Bonds (cost $1,684,839)				1,777,756

Shares	Description (2)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (13), (14)				$1

55	Dayton Superior Class 1, (13)				1
	Total Building Products				2

	Independent Power & Renewable Electricity Producers – 0.0%

5,257	Vistra Energy Corporation, (14)				130,794
	Total Common Stocks (cost $270,028)				130,796
	Total Long-Term Investments (cost $682,838,632)				671,828,758

Shares	Description (2)		Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.0%

	Money Market Funds – 2.0%

13,172,945	First American Government Obligations Fund, Class X, (16)		1.978% (17)		$13,172,945
	Total Investments Purchased with Collateral from Securities Lending (cost $13,172,945)				13,172,945

Shares	Description (2)		Coupon		Value

	SHORT-TERM INVESTMENTS – 2.1%

	Money Markets Funds – 2.1%

14,445,692	First American Treasury Obligations Fund, Class Z		1.958% (17)		$14,445,692
	Total Short-Term Investments (cost $14,445,692)				14,445,692
	Total Investments (cost $710,457,269) – 103.1%				699,447,395
	Other Assets Less Liabilities – (3.1)% (18)				(20,828,124)
	Net Assets – 100%				$678,619,271

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	$ 9,000,000	U.S. Dollar	$6,499,872	Goldman Sachs Bank USA	10/19/18	$6,645
Australian Dollar	9,500,000	U.S. Dollar	6,861,641	Goldman Sachs Bank USA	10/19/18	6,349
Euro	12,300,000	U.S. Dollar	14,343,768	Bank of America, N.A.	10/05/18	(54,984)
Euro	5,800,000	U.S. Dollar	6,777,445	Bank of America, N.A.	10/05/18	(39,644)
Euro	5,950,000	U.S. Dollar	6,958,168	Bank of America, N.A.	10/05/18	(46,114)
Euro	10,420,000	U.S. Dollar	12,081,613	Bank of America, N.A.	10/05/18	23,195
Japanese Yen	777,000,000	U.S. Dollar	7,002,296	Bank of America, N.A.	10/05/18	(160,201)
U.S. Dollar	6,533,910	Australian Dollar	9,000,000	Goldman Sachs Bank USA	10/19/18	27,393
U.S. Dollar	6,818,549	Australian Dollar	9,500,000	Goldman Sachs Bank USA	10/19/18	(49,441)
U.S. Dollar	1,406,555	Canadian Dollar	1,839,000	Goldman Sachs Bank USA	10/19/18	(17,897)
U.S. Dollar	26,570,147	Euro	22,670,000	Bank of America, N.A.	10/05/18	234,640
U.S. Dollar	7,004,298	Euro	6,000,000	Bank of America, N.A.	10/05/18	34,159
U.S. Dollar	6,721,040	Euro	5,800,000	Bank of America, N.A.	10/05/18	(16,761)
U.S. Dollar	7,574,424	Euro	6,600,000	Goldman Sachs Bank USA	10/19/18	(101,413)
U.S. Dollar	12,139,196	Euro	10,420,000	Bank of America, N.A.	12/05/18	(27,997)
U.S. Dollar	6,983,786	Japanese Yen	777,000,000	Bank of America, N.A.	10/05/18	141,692
Total						$(40,379)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bond	Long	146	12/18	$27,181,715	$26,916,997	$(264,719)	$123,745
U.S. Treasury 5-Year Note	Short	(216)	12/18	(24,482,506)	(24,294,938)	187,569	(11,813)
U.S. Treasury 10-Year Note	Short	(553)	12/18	(66,438,655)	(65,686,031)	752,624	(22,158)
U.S. Treasury Long Bond	Long	247	12/18	35,666,760	34,703,500	(963,260)	(38,594)
U.S. Treasury Ultra 10-Year Note	Short	(430)	12/18	(55,027,921)	(54,180,000)	847,921	–
U.S. Treasury Ultra Bond	Long	260	12/18	41,519,156	40,113,125	(1,406,031)	(89,375)
Total				$(41,581,451)	$(42,427,347)	$(845,896)	$(38,195)
*	The aggregate notional amount of long and short positions is $104,367,631 and $(145,949,082), respectively.

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (19)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$60,000,000	Receive	3-Month LIBOR	3.032%	Semi-Annually	6/22/18	6/22/28	$384,779	$384,779	$14,749

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$367,080,028	$—	$367,080,028
Asset-Backed and Mortgage-Backed Securities	—	140,991,066	—	140,991,066
$1,000 Par (or similar) Institutional Preferred	—	64,154,935	—	64,154,935
Contingent Capital Securities	—	50,342,102	—	50,342,102
Sovereign Debt	—	30,137,449	—	30,137,449
U.S. Government and Agency Obligations	—	8,320,020	—	8,320,020
Variable Rate Senior Loan Interests	—	4,852,706	—	4,852,706
$25 Par (or similar) Retail Preferred	1,848,000	2,193,900	—	4,041,900
Municipal Bonds	—	1,777,756	—	1,777,756
Common Stocks	130,794	—	2	130,796
Investments Purchased with Collateral from Securities Lending	13,172,945	—	—	13,172,945
Short-Term Investments:
Money Market Funds	14,445,692	—	—	14,445,692
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	(40,379)	—	(40,379)
Futures Contracts*	(845,896)	—	—	(845,896)
Interest Rate Swaps*	—	384,779	—	384,779
Total	$28,751,535	$670,194,362	$2	$698,945,899
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$709,533,184
Gross unrealized:
Appreciation	$6,915,686
Depreciation	(17,001,475)
Net unrealized appreciation (depreciation) of investments	$(10,085,789)

Tax cost of forward contracts	$(40,379)
Net unrealized appreciation (depreciation) of forward contracts	—

Tax cost of futures contracts	$(845,896)
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	384,779

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(2)	All percentages shown in the Portfolio of Investments are based on net assets.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,931,134.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	For fair value measurement purposes, investment classified as Level 2.

(12)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(14)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(15)	Step-up coupon bond, a bond with a coupon that increases (“step up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(16)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(17)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(18)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(19)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not know prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018